June 30, 1997

                                                                       MACKENZIE

Mackenzie
California
Municipal
Fund

---------
Annual
Report
---------
This report and the
financial statements
contained herein are
submitted for the general
information of the
shareholders. This report
is not authorized for
distribution to prospective
investors unless preceded or
accompanied by an effective
prospectus.

Mackenzie Investment
Management Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                 THROUGHOUT THE
                                   CENTURIES,
                               THE CASTLE KEEP HAS
                                  BEEN A SOURCE
                              OF LONG-RANGE VISION
                                  AND STRATEGIC
                                   ADVANTAGE.

Market Commentary:

     After the Federal Reserve Board raised interest rates 0.25% in March, municipal bond investors became wary of future rate hikes, as the Federal Reserve has historically continued to raise rates after an initial increase. Additionally, after the first quarter surge of the US dollar versus the Japanese yen, investors were concerned that a subsequent depreciation in the value of the dollar could put upward pressure on US interest rates.
     However, the second quarter of the year was reminiscent of the last half of 1996 -- economic expansion with few signs of inflation or wage pressures. Foreign purchases of US Treasury securities were at record levels, up 181% from 1996 levels, which pushed bond prices even higher. This was primarily due to higher yields in the US compared to yields in Europe, and in particular, Japan. The foreign purchases led to increased demand for US dollars, which pushed the dollar higher versus foreign currencies. For US consumers, a strong dollar spurred demand for cheaper foreign goods, which may be attributed to the fact that there has been little domestic price pressure.
     By the end of the second quarter, consumer spending had dramatically slowed -- evidenced by a modest rise in retail sales of 0.3% in March, followed by a decline of 0.1% in May. In addition, the unemployment rate increased to 5% in June, up from 4.8%. As a result, anxiety over additional interest rate hikes abated and, as we expected, there have been no further rate hikes.
     During the second quarter of the year, the municipal bond market generally tracked the government bond market, but saw increased yield compression due to the scarcity of bonds. Within this environment, the Mackenzie California Municipal Fund performed well, although it did slightly underperform its relative benchmark. For the twelve months ended June 30, 1997 the Fund's total return was 7.92% on a net asset value basis as compared to the average of all California Municipal Debt Funds as tracked by Lipper Analytical Services, Inc., which was up 8.07% for the same period. (For the Fund's total return with sales charge and performance commentary, please refer to the following page.)
     We would like to take this opportunity to thank you for your support of the Mackenzie California Municipal Fund and hope that you will consider the Ivy Funds for your future equity needs.

Mackenzie Investment Management Inc.


                                BOARD OF TRUSTEES
                              John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                                Michael G. Landry
                               Joseph G. Rosenthal
                                 J. Brendan Swan

                                    OFFICERS
                           Michael G. Landry, Chairman
                           Keith J. Carlson, President
                     C. William Ferris, Secretary/Treasurer

                                  LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                    CUSTODIAN
                          Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                  Ivy Mackenzie
                                 Services Corp.
                                  P.O. Box 3022
                            Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                               Fort Lauderdale, FL

                               INVESTMENT MANAGER
                               Mackenzie Investment
                                 Management Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                   DISTRIBUTOR
                        Ivy Mackenzie Distributors, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111


                                                            [IVY MACKENZIE LOGO]

PERFORMANCE COMMENTARY
For the twelve months ended June 30, 1997, the Mackenzie California Municipal Fund reported a total return of 7.92% without sales charges. This compares to the average of all California Municipal Debt Funds tracked by Lipper Analytical Services, Inc., which was up 8.07%. The Fund's slight underperformance relative to its peer group is attributed to the overall composition of the Fund versus the funds that comprise the Lipper average.
                      PERFORMANCE COMPARISON OF A $10,000
                     INVESTMENT SINCE INCEPTION OF THE FUND

                                   [GRAPH]


                                  MACKENZIE CALIFORNIA MUNICIPAL FUND
                                       FOR PERIOD ENDED 6/30/97
                       Class A*-with sales charge
                        Average Annual                   Class B**
                         Total Return           Average Annual Total Return
                        ------------------------------------------------------
                      w/Reimb.     w/o         w/Reimb.           w/o Reimb.
                                 Reimb.
                        ------------------------------------------------------
                                           w/CDSC   w/o CDSC   w/CDSC   w/o CDSC
                                           ------------------------------------
        1 Yr.           2.79%     2.49%     2.21%     7.21%     1.89%     6.89%
       ------------------------------------------------------------------------
        5 Yr.           5.11%     4.95%      --        --        --        --
       ------------------------------------------------------------------------
   Since Inception      6.79%     5.95%     5.44%     5.85%     5.23%     5.64%
       ------------------------------------------------------------------------

 *Class A performance figures include the maximum sales charge of 4.75%. **Class B performance figures are calculated with and without the applicable
  Contingent Deferred Sales Charge (CDSC) up to a maximum of 5%.

All figures mentioned in the Market Commentary and in the chart and table reflect past results and assume reinvestment of dividends and distributions from capital gains. Future results will, of course, be different. The principal value of the Mackenzie California Municipal Fund will fluctuate and at redemption may be worth more or less than the amount of the original investment.
The Lehman Bros. 5-Year Municipal Bond Index is an unmanaged index of municipal bonds that assumes reinvestment of dividends and, unlike Fund returns, does not reflect any fees or expenses.
Please note that Treasury Bills are short-term interest bearing instruments which are guaranteed as to timely payment of principal and interest by the U.S. Government.
Performance is calculated for Class A shares of the Fund unless otherwise noted. Because Class B shares bear the expense of a higher distribution fee it is expected that the level of performance of the Fund 's Class B shares will be lower than that of the Fund 's Class A shares.
Total returns in some periods were higher due to reimbursement of the Fund 's expenses. See Financial Highlights.

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997

    (UNAUDITED)
      RATINGS
-------------------
    MOODY'S/S&P                   MUNICIPAL BONDS AND NOTES -- 96.8%               PRINCIPAL       VALUE
-----------------------------------------------------------------------------------------------------------
NR        BBB-       Adelanto California Public Financing Authority, 6.30%,
                       09/01/28..................................................  $1,000,000   $   995,000
A3        A-         Bakersfield California Hospital Revenue, 6.50%, 01/01/22....   2,000,000     2,052,500
Baa       BBB+       Berkeley California Health Facilities Revenue, 6.55%,
                       12/01/22..................................................   1,000,000     1,035,000
NR        A-         California Health Facilities Authority (Downey Community),
                       5.30%, 05/15/04...........................................     500,000       504,375
NR        A+         California Health Facilities Authority (Pacific Presbyterian
                       Medical Center), 7.00%, 06/01/99
                       (Pre-refunded)............................................     250,000       267,813
Aa        AA-        California Housing Finance Authority, 6.90%, 08/01/16.......      95,000        96,069
A2        A+         California Pollution Control Financing Authority, 6.85%,
                       12/01/08..................................................     500,000       531,875
A2        A+         California Pollution Control Financing Authority, 7.20%,
                       09/01/15..................................................       5,000         5,072
A1        A          California State (GO)(NC), 6.75%, 05/01/02..................     300,000       329,250
A1        A          California State (GO)(NC), 9.50%, 05/01/03..................     500,000       623,125
A1        A+         California State (GO)(NC), 9.50%, 02/01/10..................   1,000,000     1,400,000
A1        A-         California State Public Works Revenue, 7.375%, 04/01/06.....       5,000         5,513
A         A-         California State Public Works Revenue (NC), 8.35%,
                       12/01/99..................................................     500,000       543,125
NR        NR         Costa Mesa City Hall, 7.50%, 10/01/97 (Pre-refunded)........      50,000        50,456
Baa       BBB        Duarte California City of Hope National Medical Center
                       Certificate of Participation, 6.25%, 04/01/23.............   1,000,000     1,012,500
Aaa       NR         Fontana Redevelopment Agency, 8.00%, 09/01/98
                       (Pre-refunded)............................................      20,000        21,300
Baa       BBB-       Foothill/Eastern Transportation Corridor Agency, California
                       Toll Road Revenue (NC), 0.00%, 01/01/18...................     750,000       214,687
Baa       BBB-       Foothill/Eastern Transportation Corridor Agency, California
                       Toll Road Revenue (NC), 0.00%, 01/01/24...................   1,000,000       196,250
Baa       BBB-       Foothill/Eastern Transportation Corridor Agency, California
                       Toll Road Revenue (NC), 6.00%, 01/01/34...................     500,000       503,125
NR        BBB        Guam Government (GO), 5.90%, 09/01/05.......................     200,000       202,750
NR        BBB        Guam Government (GO), 5.375%, 11/15/13......................     500,000       468,750
NR        BBB        Guam Power Authority Revenue, 6.625%, 10/01/14..............     450,000       473,063
NR        BBB        Hawaiian Gardens California Redevelopment Agency, 0.00%,
                       12/01/16..................................................   1,000,000       278,750
NR        BBB        Inglewood California Redevelopment Agency, 6.125%,
                       7/01/23...................................................     500,000       503,125
NR        A+         Irvine Ranch Water District Power Agency, 7.80%, 02/15/08...      25,000        25,525
Baa       NR         Irwindale California Community Redevelopment Agency, 6.60%,
                       08/01/18..................................................   1,000,000     1,043,750
Aaa       AAA        Kern High School District (GO)(NC), 9.00%, 08/01/06.........     680,000       896,750
A         NR         Kern High School District (GO)(NC), 7.00%, 08/01/10.........     165,000       195,731
Aaa       AAA        Los Angeles Convention & Exhibition Center, 9.00%, 12/01/05
                       (Pre-refunded)............................................       5,000         6,494
A         A          Los Angeles County Certificate of Participation
                       (Correctional Facility Improvements), 6.90%, 03/01/01.....     500,000       526,250
Baa1      A-         Los Angeles County Certificate of Participation (Disney
                       Parking Project) (NC), 0.00%, 09/01/03....................     250,000       179,375
Aa        AA         Los Angeles Department of Water & Power, 7.625%, 08/01/97...      20,000        20,658
Aa        AA-        Los Angeles Department of Water & Power, 9.00%, 09/01/04....     500,000       615,625
NR        AAA        Los Angeles Harbor Department Revenue (ETM), 7.60%,
                       10/01/18..................................................     205,000       255,737
NR        AAA        Los Angeles State Building Authority, 7.50%, 03/01/98
                       (Pre-refunded)............................................       5,000         5,220
Aaa       AAA        Los Angeles Waste Water System Revenue (NC)(MBIA Insured),
                       8.80%, 06/01/00...........................................     500,000       560,625
NR        AAA        Morgan Hill California Redevelopment Agency (FHA Insured),
                       6.45%, 12/01/27...........................................   1,000,000     1,043,750
A         A-         Northern California Power Agency (NC), 5.65%, 07/01/07......     700,000       721,875
Aaa       AAA        Oakland Redevelopment Agency (AMBAC Insured), 7.40%,
                       05/01/07..................................................     100,000       104,433
Aaa       AAA        Palomar Pomerado California Health System (NC)(MBIA
                       Insured), 0.00%, 11/01/03.................................     500,000       368,750
Aa        NR         Piedmont Unified School District (GO), 0.00%, 08/01/13......   1,000,000       392,500
Aaa       AAA        Pleasanton Unified School District (GO)(MBIA Insured),
                       0.00%, 08/01/16...........................................   1,000,000       336,250
Baa1      A          Puerto Rico Commonwealth (GO)(NC), 0.00%, 07/01/04..........     500,000       356,250
Baa1      A          Puerto Rico Electric Power Authority Power Revenue, 6.80%,
                       07/01/00..................................................     300,000       316,875
NR        BBB-       Puerto Rico Electric Power Authority Power Revenue, 5.00%,
                       07/01/12..................................................     500,000       470,000
Aaa       AAA        Rancho Cucamonga Redevelopment Agency (FGIC Insured), 7.70%,
                       05/01/98 (Pre-refunded)...................................      35,000        36,125
NR        A          Richmond California Joint Powers Financing Authority
                       Revenue, 5.20%, 05/15/05..................................     500,000       506,250
Aaa       AAA        Salinas California Redevelopment Agency (CGIC Insured),
                       0.00%, 11/01/22...........................................   2,000,000       455,000
Aa3       A+         San Diego Industrial Development Revenue (San Diego Gas &
                       Electric), 7.875%, 08/01/97
                       (Pre-refunded)............................................      35,000        35,810
Aaa       AAA        Santa Clara Certificate of Participation (NC)(MBIA Insured),
                       7.75%, 02/01/02...........................................     500,000       566,250
NR        AAA        Santa Clara County Certificate of Participation (American
                       Baptist Homes), 8.00%, 03/01/98
                       (Pre-refunded)............................................      20,000        20,944
NR        A+         Santa Clara Electric Revenue, 7.80%, 07/01/10...............      35,000        36,091
A1        A+         Santa Cruz Hospital Revenue (Dominican), 7.00%, 12/01/13....     100,000       102,636
NR        A          Santa Rosa Insured Revenue (Episcopal Homes) (CA Mortgage
                       Insurance), 7.125%, 06/01/14..............................     250,000       255,947
NR        BBB        Snowline Joint Unified School District Certificate of
                       Participation, 7.25%, 04/01/18............................     750,000       802,500
A         A          Southern California Public Power Authority, 6.75%,
                       07/01/01..................................................     250,000       268,125
Aa        A+         Southern California Public Power Authority (NC), 0.00%,
                       07/01/15..................................................   2,000,000       700,000
NR        BBB        Tracy Certificates of Participation (I-205 Improvement),
                       7.00%, 10/01/27...........................................   1,000,000     1,046,250
Aaa       AAA        University of California Housing System Revenue (NC)(MBIA
                       Insured), 8.00%, 11/01/00.................................     500,000       556,875
Aaa       AAA        Walnut Valley Unified School District (AMBAC
                       Insured)(GO)(NC), 9.00%, 08/01/06.........................     800,000     1,042,000

                      (See Notes to Financial Statements)

JUNE 30, 1997

    (UNAUDITED)
      RATINGS
-------------------
    MOODY'S/S&P                   MUNICIPAL BONDS AND NOTES -- 96.8%               PRINCIPAL       VALUE
Aaa       AAA        Walnut Valley Unified School District (MBIA
                       Insured)(GO)(NC), 8.75%, 08/01/10.........................  $1,000,000   $ 1,335,000
Baa1      NR         Yuba City Unified School District Certificate of
                       Participation (Andros Karperos School), 6.70%, 02/01/13...     650,000       667,875
                                                                                                -----------
                     TOTAL INVESTMENTS -- 96.8%
                     (Cost -- $27,735,675)*......................................                29,189,574
                     OTHER ASSETS, LESS LIABILITIES -- 3.2%......................                   963,468
                                                                                                -----------
                     NET ASSETS -- 100%..........................................               $30,153,042
                                                                                                ===========
                     *Cost is approximately the same for Federal income tax
                       purposes.
                     OTHER INFORMATION:
                     At June 30, 1997, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
                     Gross unrealized appreciation...........................................   $ 1,511,097
                     Gross unrealized depreciation...........................................       (57,198)
                                                                                                -----------
                     Net unrealized appreciation.............................................   $ 1,453,899
                                                                                                ===========
                     Purchases and sales of municipal securities aggregated $5,176,959 and
                     $9,406,105, respectively, for the period ended June 30, 1997.
                     AMBAC   - AMBAC Indemnity Corporation
                     CGIC    - Capital Guaranty Insurance Company
                     ETM     - Escrowed to Maturity
                     FGIC    - Federal Guaranty Insurance Company
                     FHA     - Federal Housing Authority
                     GO      - General Obligation
                     MBIA    - Municipal Bond Insurance Association
                     NC      - Non Callable

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

ASSETS
Investments, at value (identified cost -- $27,735,675)......  $29,189,574
Cash........................................................      823,229
Receivables
  Interest..................................................      510,188
  Manager for expense reimbursement.........................        8,805
Other assets................................................        7,151
                                                              -----------
  Total assets..............................................   30,538,947
                                                              -----------
LIABILITIES
Payables
  Investments purchased.....................................      342,190
  Management fee............................................       13,748
  12b-1 service and distribution fees.......................        7,190
  Other payables to related parties.........................        6,832
Accrued expenses............................................       15,945
                                                              -----------
  Total liabilities.........................................      385,905
                                                              -----------
NET ASSETS..................................................  $30,153,042
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($29,039,750/2,822,092 shares outstanding)................  $     10.29
                                                              ===========
Maximum offering price per share ($10.29 X 100/95.25)*......  $     10.80
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($1,113,292/108,232 shares outstanding).............  $     10.29
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $28,491,772
  Undistributed net realized gain...........................      101,906
  Undistributed net investment income.......................      105,465
  Net unrealized appreciation...............................    1,453,899
                                                              -----------
NET ASSETS..................................................  $30,153,042
                                                              ===========

 * On sales of more than $100,000 the offering price is reduced.
** Subject to a maximum contingent deferred sales charge of 5%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1997

INVESTMENT INCOME
  Interest..................................................             $1,965,796
                                                                         ----------
EXPENSES
  Management fee............................................  $176,304
  Transfer agent............................................    27,592
  Administrative services fee...............................    32,055
  Custodian fees............................................     3,073
  Blue Sky fees.............................................    16,331
  Auditing and accounting fees..............................    40,873
  Shareholder reports.......................................     2,395
  Fund accounting...........................................    29,056
  Trustees' fees............................................     4,990
  12b-1 service and distribution fees.......................    89,207
  Legal.....................................................    18,247
  Other.....................................................     8,243
                                                                         ----------
                                                                            448,366
  Expenses reimbursed by manager............................                (86,621)
                                                                         ----------
    Net expenses............................................                361,745
                                                                         ----------
NET INVESTMENT INCOME.......................................              1,604,051
                                                                         ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain.........................................                263,287
  Net unrealized appreciation during the period.............                596,963
                                                                         ----------
    Net gain on investments.................................                860,250
                                                                         ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $2,464,301
                                                                         ==========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 1997 AND 1996

                                                                  1997           1996
                                                              ------------   ------------
DECREASE IN NET ASSETS
Operations
  Net investment income.....................................  $  1,604,051   $  1,928,681
  Net realized gain on investments..........................       263,287        935,504
  Net unrealized appreciation (depreciation) during the
    period on investments...................................       596,963       (778,289)
                                                              ------------   ------------
    Net increase resulting from operations..................     2,464,301      2,085,896
                                                              ------------   ------------
Class A distributions
  From net investment income................................    (1,497,856)    (1,815,075)
  From net realized gain....................................      (253,927)            --
  In excess of net realized gain............................      (131,812)            --
                                                              ------------   ------------
    Total distributions to Class A shareholders.............    (1,883,595)    (1,815,075)
                                                              ------------   ------------
Class B distributions
  From net investment income................................       (49,320)       (46,329)
  From net realized gain....................................        (9,360)            --
  In excess of net realized gain............................        (4,859)            --
                                                              ------------   ------------
    Total distributions to Class B shareholders.............       (63,539)       (46,329)
                                                              ------------   ------------
Fund share transactions (Note 6)
    Class A.................................................    (4,062,699)    (6,579,399)
    Class B.................................................       (39,728)       136,933
                                                              ------------   ------------
    Net decrease resulting from Fund share transactions.....    (4,102,427)    (6,442,466)
                                                              ------------   ------------
TOTAL DECREASE IN NET ASSETS................................    (3,585,260)    (6,217,974)
NET ASSETS
  Beginning of period.......................................    33,738,302     39,956,276
                                                              ------------   ------------
  END OF PERIOD.............................................  $ 30,153,042   $ 33,738,302
                                                              ============   ============
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $    105,465   $     48,590
                                                              ============   ============

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                          CLASS A
                                                                              FOR THE YEAR ENDED JUNE 30,
                                                              -----------------------------------------------------------
                                                               1997         1996         1995         1994         1993
                  SELECTED PER SHARE DATA                     -------      -------      -------      -------      -------
Net asset value, beginning of period........................  $ 10.13      $ 10.08      $  9.91      $ 10.44      $ 10.29
                                                              -------      -------      -------      -------      -------
  Income from investment operations
  Net investment income(a)..................................      .51          .52          .49          .59          .58
  Net realized and unrealized gain (loss)
    on investment transactions..............................      .26          .03          .19         (.48)         .35
                                                              -------      -------      -------      -------      -------
    Total from investment operations........................      .77          .55          .68          .11          .93
                                                              -------      -------      -------      -------      -------
  Less distributions
  From net investment income................................      .49          .50          .49          .59          .60
  In excess of net investment income........................       --           --          .02           --           --
  From net realized gain....................................      .08           --           --          .05          .18
  In excess of net realized gain............................      .04           --           --           --           --
                                                              -------      -------      -------      -------      -------
    Total distributions.....................................      .61          .50          .51          .64          .78
                                                              -------      -------      -------      -------      -------
Net asset value, end of period..............................  $ 10.29      $ 10.13      $ 10.08      $  9.91      $ 10.44
                                                              =======      =======      =======      =======      =======
Total return(%)(b)..........................................     7.92         5.52         7.09          .82         9.55
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................  $29,040      $32,604      $38,963      $41,423      $47,493
Ratio of expenses to average net assets(c)
  With expense reimbursement(%).............................     1.10         1.10         1.10         1.10         1.10
  Without expense reimbursement(%)..........................     1.37         1.29         1.22         1.18         1.20
Ratio of net investment income to average net
  assets(%)(a)..............................................     5.03         5.08         4.94         5.65         5.80
Portfolio turnover rate(%)..................................       17           34           81           26           91

                      (See Notes to Financial Statements)

                                                                                                  FOR THE PERIOD
                                                                                                  APRIL 1, 1994
                          CLASS B                                                                 (COMMENCEMENT)
                                                               FOR THE YEAR ENDED JUNE 30,         TO JUNE 30,
                                                              ------------------------------      --------------
                                                               1997        1996        1995            1994
                  SELECTED PER SHARE DATA                     ------      ------      ------      --------------
Net asset value, beginning of period........................  $10.12      $10.08      $ 9.91          $9.97
                                                              ------      ------      ------          -----
  Income from investment operations
  Net investment income(a)..................................     .43         .45         .43            .11
  Net realized and unrealized gain (loss)
    on investment transactions..............................     .28         .02         .17           (.03)
                                                              ------      ------      ------          -----
    Total from investment operations........................     .71         .47         .60            .08
                                                              ------      ------      ------          -----
  Less distributions
  From net investment income................................     .42         .43         .43            .11
  From net realized gain....................................     .08          --          --            .03
  In excess of net realized gain............................     .04          --          --             --
                                                              ------      ------      ------          -----
    Total distributions.....................................     .54         .43         .43            .14
                                                              ------      ------      ------          -----
Net asset value, end of period..............................  $10.29      $10.12      $10.08          $9.91
                                                              ======      ======      ======          =====
Total return(%).............................................    7.21(b)     4.70(b)     6.30(b)         .82(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................  $1,113      $1,135      $  993          $ 114
Ratio of expenses to average net assets(c)
  With expense reimbursement(%).............................    1.86        1.87        1.85           1.85(d)
  Without expense reimbursement(%)..........................    2.13        2.04        1.97           1.93(d)
Ratio of net investment income to average net
  assets(%)(a)..............................................    4.27        4.33        4.19           4.90(d)
Portfolio turnover rate(%)..................................      17          34          81             26

(a) Net investment income is net of expenses reimbursed by manager.
(b)    Total return does not reflect a sales charge.
(c) Beginning in July 1995, total expenses include fees paid indirectly through an expense offset arrangement, if any.
(d)    Annualized.
       Total return represents aggregate total return and does not
(e)    reflect a sales charge.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS

     Mackenzie California Municipal Fund (the Fund) is a diversified series of shares of Mackenzie
Series Trust. The shares of beneficial interest are $.001 par value and an unlimited number of shares of Class A and Class B are authorized. Mackenzie Series Trust was organized as a Massachusetts business trust under a Declaration of Trust dated April 22, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Municipal securities are valued utilizing primarily the latest bid prices or, if bid prices are not available, on the basis of a matrix pricing system (which considers factors such as coupon interest rate, maturity, credit rating and market indicies), both as furnished by an independent pricing service approved by the Board of Trustees (the Board).

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its investment income and net realized capital gain to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Normally, distributions from net investment income are declared monthly, and net realized capital gains, if any, are declared semi-annually.

     For the Fund's taxable year ended June 30, 1997, 100% of distributions paid from net investment income were exempt interest dividends for Federal income tax purposes. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $399,958 as capital gain dividends for its taxable year ended June 30, 1997.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to certain securities sold at a loss. As a result, Net realized gain (loss) on investments for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     FEES PAID INDIRECTLY -- The Fund has an arrangement whereby a certain percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out-of-pocket expenses. For the year ended June 30, 1997, custody fees were not reduced under this arrangement.

2. RELATED PARTIES

     Mackenzie Investment Management Inc. (MIMI) is the Manager and Investment Adviser of the Fund. For its services, MIMI receives a fee monthly at the annual rate of .55% of the Fund's average net assets.

     Currently, MIMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of
 .85% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     MIMI also provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the year ended June 30, 1997, the net amount of underwriting discount retained by IMDI was $2,404.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net asset value. Class B shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $77,143 and $12,064 for Class A and Class B, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $26,443 and $1,149 for Class A and Class B, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. CONCENTRATION OF CREDIT RISK
     The Fund primarily invests in debt obligations issued by the State of California and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.
5. PROPOSED REORGANIZATION

     Pursuant to a plan of reorganization adopted by the Board and subject to the approval of the Fund's shareholders, the net assets of the Fund are expected to be acquired by Thornburg Limited Term Municipal Fund -- California Portfolio (a series of shares of Thornburg Limited Term Municipal Fund, Inc.) in early September, 1997.

6. FUND SHARE TRANSACTIONS

     Fund share transactions for both Class A and Class B were as follows:

                                      YEAR ENDED               YEAR ENDED
                                    JUNE 30, 1997            JUNE 30, 1996
                                ----------------------   ----------------------
           CLASS A               SHARES      AMOUNT       SHARES      AMOUNT
           -------              --------   -----------   --------   -----------
Sold..........................    78,375   $   786,774    119,552   $ 1,214,729
Issued on reinvestment of
 distributions................    98,652       997,563     86,484       880,926
Repurchased...................  (574,887)   (5,847,036)  (851,457)   (8,675,054)
                                --------   -----------   --------   -----------
Net decrease..................  (397,860)  $(4,062,699)  (645,421)  $(6,579,399)
                                ========   ===========   ========   ===========

                                      YEAR ENDED               YEAR ENDED
                                    JUNE 30, 1997            JUNE 30, 1996
                                ----------------------   ----------------------
           CLASS B*              SHARES      AMOUNT       SHARES      AMOUNT
           --------             --------   -----------   --------   -----------
Sold..........................    15,727   $   159,200     18,173   $   185,487
Issued on reinvestment of
 distributions................     5,422        54,863      3,777        38,474
Repurchased...................   (25,046)     (253,791)    (8,394)      (87,028)
                                --------   -----------   --------   -----------
Net increase (decrease).......    (3,897)  $   (39,728)    13,556   $   136,933
                                ========   ===========   ========   ===========

* Effective June 20, 1997, Class B shares are no longer offered for sale.

REPORT OF INDEPENDENT ACCOUNTANTS

To The Shareholders and Board of Trustees of
Mackenzie California Municipal Fund (the Fund)

     We have audited the accompanying statement of assets and liabilities of the Fund, including the portfolio of investments, as of June 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Fort Lauderdale, Florida
August 8, 1997

June 30, 1997

                                                                       MACKENZIE

MACKENZIE
LIMITED TERM
MUNICIPAL
FUND

---------
ANNUAL
REPORT
---------
This report and the
financial statements
contained herein are
submitted for the general
information of the
shareholders. This report
is not authorized for
distribution to prospective
investors unless preceded or
accompanied by an effective
prospectus.

Mackenzie Investment
Management Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

[GRAPHIC]

                                 THROUGHOUT THE
                                   CENTURIES,
                              THE CASTLE KEEP HAS
                                 BEEN A SOURCE
                              OF LONG-RANGE VISION
                                 AND STRATEGIC
                                  ADVANTAGE.

MARKET COMMENTARY:

     After the Federal Reserve Board raised interest rates 0.25% in March, municipal bond investors became wary of future rate hikes, as the Federal Reserve has historically continued to raise rates after an initial increase. Additionally, after the first quarter surge of the US dollar versus the Japanese yen, investors were concerned that a subsequent depreciation in the value of the dollar could put upward pressure on US interest rates.

     However, the second quarter of the year was reminiscent of the last half of 1996 -- economic expansion with few signs of inflation or wage pressures. Foreign purchases of US Treasury securities were at record levels, up 181% from 1996 levels, which pushed bond prices even higher. This was primarily due to higher yields in the US compared to yields in Europe, and in particular, Japan. The foreign purchases led to increased demand for US dollars, which pushed the dollar higher versus foreign currencies. For US consumers, a strong dollar spurred demand for cheaper foreign goods, which may be attributed to the fact that there has been little domestic price pressure.

     By the end of the second quarter, consumer spending had dramatically slowed -- evidenced by a modest rise in retail sales of 0.3% in March, followed by a decline of 0.1% in May. In addition, the unemployment rate increased to 5% in June, up from 4.8%. As a result, anxiety over additional interest rate hikes abated and, as we expected, there have been no further rate hikes.

     During the second quarter of the year, the municipal bond market generally tracked the government bond market, but saw increased yield compression due to the scarcity of bonds. Within this environment, the Mackenzie Limited Term Municipal Fund performed well, although it did underperform its relative benchmark. For the twelve months ended June 30, 1997 the Fund's total return was 5.64% on a net asset value basis as compared to the average of all Intermediate Municipal Debt Funds as tracked by Lipper Analytical Services, Inc., which was up 6.55% for the same period. (For the Fund's total return with sales charge and performance commentary, please refer to the following page.)

     We would like to take this opportunity to thank you for your support of the Mackenzie Limited Term Municipal Fund and hope that you will consider the Ivy Funds for your future equity needs.

MACKENZIE INVESTMENT MANAGEMENT INC.

                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                              C. William Ferris,
                             Secretary/Treasurer

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                      Mackenzie Investment Management Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                        Ivy Mackenzie Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                                            [IVY MACKENZIE LOGO]

PERFORMANCE COMMENTARY
For the twelve months ended June 30, 1997, the Mackenzie Limited Term Municipal Fund reported a total return of 5.64% without sales charges. This compares to the average of all Intermediate Municipal Debt Funds tracked by Lipper Analytical Services, Inc., which was up 6.55%. The Fund's underperformance relative to its peer group is attributed to the overall composition of the Fund versus the funds that comprise the Lipper average.

                      PERFORMANCE COMPARISON OF A $10,000
                    INVESTMENT SINCE INCEPTION OF THE FUND+

                                   [CHART]

 +Previous periods during which the Fund was advised by Zweig/Glaser Advisors are not shown.

       ------------------------------------------------------------------
                                 MACKENZIE LIMITED TERM MUNICIPAL FUND
                                       FOR PERIOD ENDED 6/30/97
                       Class A*-with sales charge
                        Average Annual                   Class B**
                         Total Return           Average Annual Total Return
                        ------------------------------------------------------
                      w/Reimb.     w/o         w/Reimb.           w/o Reimb.
                                 Reimb.
                        ------------------------------------------------------
                                           w/CDSC   w/o CDSC   w/CDSC   w/o CDSC
                                           ------------------------------------
        1 Yr.           2.47%     2.07%     2.02%     5.02%     1.61%     4.61%
       ------------------------------------------------------------------------
        5 Yr.           4.28%     3.96%      --        --        --        --
       ------------------------------------------------------------------------
   Since Inception      4.64%     4.32%     4.25%     4.67%     3.84%     4.26%
       ------------------------------------------------------------------------

 *Class A performance figures include the maximum sales charge of 3.00%. **Class B performance figures are calculated with and without the applicable
  Contingent Deferred Sales Charge (CDSC) up to a maximum of 3%.

All figures mentioned in the Market Commentary and in the chart and table reflect past results and assume reinvestment of dividends and distributions from capital gains. Future results will, of course, be different. The principal value of the Mackenzie Limited Term Municipal Fund will fluctuate and at redemption may be worth more or less than the amount of the original investment.
The Lehman Bros. 5-Year Municipal Bond Index is an unmanaged index of municipal bonds that assumes reinvestment of dividends and, unlike Fund returns, does not reflect any fees or expenses.
Please note that Treasury Bills are short-term interest bearing instruments which are guaranteed as to timely payment of principal and interest by the U.S. Government.
Performance is calculated for Class A shares of the Fund unless otherwise noted. Because Class B shares bear the expense of a higher distribution fee it is expected that the level of performance of the Fund 's Class B shares will be lower than that of the Fund 's Class A shares.
Total returns in some periods were higher due to reimbursement of the Fund 's expenses. See Financial Highlights.

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997

    (UNAUDITED)
      RATINGS
-------------------
    MOODY'S/S&P      MUNICIPAL BONDS AND NOTES -- 98.1%                            PRINCIPAL       VALUE
-----------------------------------------------------------------------------------------------------------
                     ALABAMA -- 1.8%
A2        NR         Huntsville Alabama Ind. Rev. (TRW Inc. Project), 12.75%,
                     08/01/02....................................................  $1,000,000   $ 1,005,550
                                                                                                -----------
                     ALASKA -- 6.2%
Aaa       AAA        North Slope Boro Alaska (GO)(NC)(MBIA Insured), 0.00%,
                     01/01/01....................................................   4,000,000     3,395,000
                                                                                                -----------
                     ARIZONA -- 5.0%
Baa1      A          Maricopa County Arizona School District (GO)(NC), 0.00%,
                     07/01/00....................................................     500,000       435,625
Baa1      A          Maricopa County Arizona School District (GO)(NC), 0.00%,
                     01/01/01....................................................     750,000       635,625
Baa1      A          Maricopa County Arizona School District (GO)(NC), 5.60%,
                     07/01/03....................................................     500,000       511,875
Aa        AA-        Maricopa County Arizona Unified School District (GO)(NC),
                     7.75%, 07/01/03.............................................   1,000,000     1,158,750
                                                                                                -----------
                                                                                                  2,741,875
                                                                                                -----------
                     CALIFORNIA -- 16.1%
A1        A+         California State (GO)(NC), 6.75%, 05/01/02..................     200,000       219,500
A1        A          California State (GO)(NC), 9.25%, 03/01/05..................     350,000       449,750
A1        AA-        Clovis Unified School Series B (GO)(NC), 0.00%, 08/01/02....   1,000,000       780,000
Aa        AA-        Los Angeles Dept. of Water & Power (NC), 9.00%, 02/01/02....     500,000       585,000
Aa        AA         Los Angeles Dept. of Water & Power (NC), 9.00%, 09/01/04....     500,000       615,625
Aaa       AAA        Palomar Pomerado Health System (NC)(MBIA Insured), 0.00%,
                     11/01/03....................................................     500,000       368,750
NR        A-         Pomona California Public Financing Authority (NC), 5.625%,
                     10/01/03....................................................     500,000       511,875
NR        A-         Redwood City California Public Financing Authority, 7.10%.
                     07/15/01....................................................     750,000       813,750
A         BBB+       San Francisco California Port Revenue (NC), 9.00%,
                     07/01/03....................................................   1,000,000     1,202,500
Aaa       AAA        Santa Clara Certificate of Participation (NC)(MBIA Insured),
                     7.75%. 02/01/02.............................................     500,000       566,250
A         A          Southern California Public Power Authority, 6.75%,
                     07/01/01....................................................     750,000       804,375
Aa        NR         University of California Certificate of Participation (NC),
                     10.00%, 11/01/03............................................   1,500,000     1,931,250
                                                                                                -----------
                                                                                                  8,848,625
                                                                                                -----------

                     COLORADO -- 1.1%
Baa1      NR         El Paso County Colorado School District (GO)(NC), 8.25%,
                     12/15/04....................................................     500,000       602,500
                                                                                                -----------
                     CONNECTICUT -- 1.1%
Baa       BBB        New Haven Connecticut (GO)(NC), 9.50%, 11/15/03.............     500,000       604,375
                                                                                                -----------
                     FLORIDA -- 9.3%
NR        AA         East Lee County Florida Water Control District (NC) (Asset
                     Guaranty Insured), 5.50%, 11/01/03..........................     200,000       206,500
Aaa       AAA        Hillsborough County Florida Utility (MBIA Insured), 9.75%,
                     12/01/03....................................................     150,000       180,563
Aaa       AAA        Jacksonville Port Authority Revenue (NC)(MBIA Insured),
                     7.625%, 11/01/02............................................     550,000       628,375
Aaa       AAA        Jacksonville Port Authority Revenue (NC)(MBIA Insured),
                     7.625%, 11/01/03............................................   1,000,000     1,160,000
Aaa       AAA        Pasco County Florida School Board Certificate of
                     Participation (NC)(FSA Insured), 6.10%, 08/01/01............     250,000       265,625
Aaa       AAA        Volusia County School Board (NC)(FSA Insured), 10.00%,
                     08/01/00....................................................   2,300,000     2,650,750
                                                                                                -----------
                                                                                                  5,091,813
                                                                                                -----------
                     GEORGIA -- 1.0%
A1        A+         Savannah Georgia Resource Recovery Authority, 5.95%,
                     12/01/02....................................................     500,000       526,875
                                                                                                -----------
                     GUAM -- 1.5%
NR        BBB        Guam Government (GO), 5.90%, 09/01/05.......................     800,000       811,000
                                                                                                -----------
                     HAWAII -- 1.0%
Aa        AA         Honolulu City & County (GO)(NC), 7.25%, 07/01/00............     500,000       538,750
                                                                                                -----------
                     IDAHO -- 1.3%
NR        BBB+       Boise Idaho Urban Renewal Agency Parking Revenue, 6.00%,
                     09/01/02....................................................     700,000       724,500
                                                                                                -----------
                     ILLINOIS -- 3.3%
A         A-         Illinois Health Facilities Authority -- Illinois Masonic
                     Medical Center, 5.20%, 10/01/03.............................     500,000       497,500
Aaa       AAA        Metropolitan Pier & Exposition Authority Illinois (NC) (MBIA
                     Insured), 0.00%, 12/15/01...................................     500,000       406,875
Aaa       AAA        Will & Kendall Counties Illinois School District (GO)(AMBAC
                     Insured), 5.45%, 01/01/05...................................     900,000       920,250
                                                                                                -----------
                                                                                                  1,824,625
                                                                                                -----------
                     IOWA -- 1.1%
Aaa       AAA        Muscatine Iowa Electric (ETM), 9.50%, 01/01/04..............     500,000       593,750
                                                                                                -----------
                     LOUISIANA -- 1.9%
A3        A          Louisiana State Offshore Terminal Authority (NC), 6.25%,
                     09/01/04....................................................   1,000,000     1,072,500
                                                                                                -----------
                     MASSACHUSETTS -- 1.0%
A         A+         Massachusetts (GO), 6.50%, 07/01/02.........................     500,000       541,875
                                                                                                -----------
                     MINNESOTA -- 1.0%
NR        BBB+       Minneapolis Minnesota Community Development, 7.00%,
                     12/01/03....................................................     500,000       530,000
                                                                                                -----------
                     MISSISSIPPI -- 1.9%
NR        A-         Mississippi Medical Center Educational Building Corporation,
                     University of Mississippi Medical Center Project (NC),
                     7.00%, 12/01/00.............................................   1,000,000     1,061,250
                                                                                                -----------


                      (See Notes to Financial Statements)

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997

    (UNAUDITED)
      RATINGS
-------------------
    MOODY'S/S&P                   MUNICIPAL BONDS AND NOTES -- 98.1%               PRINCIPAL       VALUE
                     NEW HAMPSHIRE -- 0.6%
Aa        AA         New Hampshire State (GO)(NC), 0.00%, 07/01/04...............  $  500,000   $   359,375
                                                                                                -----------
                     NEW YORK -- 5.1%
Baa1      A-         New York City (GO)(NC), Series A, 7.00%, 08/01/03...........     500,000       548,125
Baa1      A-         New York City (GO)(NC), Series D, 5.70%, 08/01/02...........     750,000       773,438
Baa       BBB-       New York City Health & Hospital Corporation Revenue, 6.00%,
                     02/15/05....................................................     250,000       255,000
Aa        NR         New York State Medical Care Facilities Financing Agency
                     (SONYMA Insured), 6.00%, 11/15/02...........................     995,000     1,059,675
NR        BBB+       New York State Municipal Bond Bank Agency -- Buffalo Series
                     A, 6.875%, 03/15/06.........................................     150,000       160,688
                                                                                                -----------
                                                                                                  2,796,926
                                                                                                -----------
                     NORTH CAROLINA -- 1.7%
NR        A-         Gastonia North Carolina Housing Corporation, 5.75%,
                     07/01/04....................................................     870,000       915,675
                                                                                                -----------
                     OREGON -- 0.6%
Aa        AA-        Oregon State (GO)(NC), 9.00%, 10/01/00......................     300,000       342,000
                                                                                                -----------
                     PENNSYLVANIA -- 3.8%
A         NR         New Castle PA Area Hospital Authority, 6.20, 11/15/02.......     450,000       473,625
Aaa       AAA        Pennsylvania Higher Ed. Series A (NC)(FGIC Insured), 6.80%,
                     12/01/00....................................................   1,000,000     1,063,750
Aa3       AA-        Southeastern Pennsylvania Transportation Authority (NC),
                     6.00%, 06/01/01.............................................     500,000       526,250
                                                                                                -----------
                                                                                                  2,063,625
                                                                                                -----------
                     PUERTO RICO -- 2.3%
Baa1      A-         Puerto Rico Electric Power Authority Power Revenue, 6.80%,
                     07/01/00....................................................     200,000       211,250
Baa1      A-         Puerto Rico Municipal Finance Agency (GO), 5.70%,
                     07/01/03....................................................   1,000,000     1,043,750
                                                                                                -----------
                                                                                                  1,255,000
                                                                                                -----------
                     RHODE ISLAND -- 9.0%
Aaa       AAA        Rhode Island Clean Water (NC)(MBIA Insured), 9.20%,
                     10/01/01....................................................   1,385,000     1,629,106
Aaa       AAA        Rhode Island Clean Water (NC)(MBIA Insured), 9.20%,
                     10/01/02....................................................   1,400,000     1,692,250
A         NR         Rhode Island State Student Loan Authority, 6.55%,
                     12/01/00....................................................   1,500,000     1,593,750
                                                                                                -----------
                                                                                                  4,915,106
                                                                                                -----------
                     SOUTH CAROLINA -- 0.6%
Aaa       AAA        Edgefield County Central School District (GO)(NC)(FSA
                     Insured), 8.50%, 02/01/02...................................     300,000       349,125
                                                                                                -----------
                     TEXAS -- 13.0%
A         A-         Austin Texas Water Sewer & Electric, 14.00%, 11/15/99.......     965,000     1,202,631
A         A-         Austin Texas Water Sewer & Electric, 14.00%, 11/15/99
                     (Pre-refunded)..............................................      20,000        24,075
A         A-         Austin Texas Water Sewer & Electric (NC)(ETM) 14.00%,
                     11/15/01....................................................      15,000        17,381
Aaa       AAA        Denton County Texas (GO)(MBIA Insured), 7.75%, 07/15/02.....   1,000,000     1,141,250
Aa3       AA         Harris County Texas Health Facs. Dev. (NC), 6.80%, 07/01/01
                     (Pre-refunded)..............................................     500,000       550,000
A         A-         Harris County Texas Health Facs. Dev. (NC), 6.90%,
                     06/01/02....................................................   1,000,000     1,100,000
Aaa       AAA        Houston Texas Water Conveyance Cert. Series F (NC)(AMBAC
                     Insured), 7.20%, 12/15/02...................................   1,000,000     1,122,500
Aaa       AAA        Irving Texas Independent School District (GO)(NC)(PSFG
                     Insured), 0.00%, 02/15/02...................................   2,000,000     1,607,500
Aaa       AAA        Irving Texas Independent School District (GO)(NC)(PSFG
                     Insured), 0.00%, 02/15/04...................................     500,000       363,125
                                                                                                -----------
                                                                                                  7,128,462
                                                                                                -----------
                     UTAH -- 1.8%
Baa       BBB+       Davis County Utah Solid Waste Management and Recovery
                     Revenue, 5.90%, 06/15/03....................................   1,000,000     1,010,000
                                                                                                -----------
                     WASHINGTON -- 4.0%
Aaa       AAA        Jefferson County Washington Public Hospital (GO)(NC)(FGIC
                     Insured), 7.50%, 12/01/02...................................     500,000       580,000
Aaa       AAA        Jefferson County Washington Public Hospital (GO)(NC)(FGIC
                     Insured), 7.50%, 12/01/03...................................     500,000       571,875
NR        AA-        Washington State Health Care Facilties Authority (NC),
                     6.20%, 02/15/01.............................................     500,000       525,625
Aaa       AAA        Washington State Public Power Supply, 7.50%, 07/01/99
                     (Pre-refunded)..............................................     485,000       524,406
                                                                                                -----------
                                                                                                  2,201,906
                                                                                                -----------
                     TOTAL INVESTMENTS -- 98.1%
                     (Cost -- $53,347,711)*......................................                53,852,063
                     OTHER ASSETS, LESS LIABILITIES -- 1.9%......................                 1,058,916
                                                                                                -----------
                     NET ASSETS -- 100%..........................................               $54,910,979
                                                                                                ===========
                     *Cost for Federal income tax purposes is $53,111,876.

                      (See Notes to Financial Statements)

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997

         OTHER INFORMATION:
         At June 30, 1997, net unrealized appreciation based on cost for Federal income tax purposes is as follows:
         Gross unrealized appreciation...........................................   $ 1,057,910
         Gross unrealized depreciation...........................................      (317,723)
                                                                                    -----------
         Net unrealized appreciation.............................................   $   740,187
                                                                                    ===========
         Purchases and sales of municipal securities aggregated
         $6,110,638 and $22,190,988, respectively, for the period
         ended June 30, 1997.
         AMBAC   - AMBAC Indemnity Corporation
         ETM     - Escrowed to Maturity
         FGIC    - Financial Guaranty Insurance Company
         FSA     - Financial Security Association
         GO      - General Obligation
         MBIA    - Municipal Bond Insurance Association
         NC      - Non Callable
         PSFG    - Permanent School Fund Guaranty
         SONYMA  - State of New York Mortgage Agency


                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

ASSETS
Investments, at value (identified cost -- $53,347,711)......  $53,852,063
Cash........................................................      265,728
Receivables
  Interest..................................................      896,291
  Manager for expense reimbursement.........................       20,471
Other assets................................................       10,833
                                                              -----------
  Total assets..............................................   55,045,386
                                                              -----------
LIABILITIES
Payables
  Fund shares repurchased...................................       66,190
  Management fee............................................       25,278
  12b-1 service and distribution fees.......................       12,586
  Other payables to related parties.........................       13,133
Accrued expenses............................................       17,220
                                                              -----------
  Total liabilities.........................................      134,407
                                                              -----------
NET ASSETS..................................................  $54,910,979
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($53,241,616/5,195,752 shares outstanding)................  $     10.25
                                                              ===========
Maximum offering price per share ($10.25 x 100/97.00)*......  $     10.57
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($1,669,363/162,983 shares outstanding).............  $     10.24
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $55,600,269
  Undistributed net realized loss...........................   (1,339,760)
  Undistributed net investment income.......................      146,118
  Net unrealized appreciation...............................      504,352
                                                              -----------
NET ASSETS..................................................  $54,910,979
                                                              ===========

 * On sales of more than $25,000 the offering price is reduced.
** Subject to a maximum contingent deferred sales charge of 3%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1997

INVESTMENT INCOME
  Interest..................................................             $3,384,224
                                                                         ----------
EXPENSES
  Management fee............................................  $350,639
  Transfer agent............................................    91,718
  Administrative services fee...............................    63,753
  Custodian fees............................................     5,851
  Blue Sky fees.............................................    20,338
  Auditing and accounting fees..............................    41,373
  Shareholder reports.......................................     4,143
  Fund accounting...........................................    43,630
  Trustees' fees............................................     4,990
  12b-1 service and distribution fees.......................   168,473
  Legal.....................................................    18,393
  Other.....................................................    15,564
                                                                         ----------
                                                                            828,865
  Expenses reimbursed by manager............................               (252,260)
                                                                         ----------
    Net expenses............................................                576,605
                                                                         ----------
NET INVESTMENT INCOME.......................................              2,807,619
                                                                         ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain.........................................                136,325
  Net unrealized appreciation during the period.............                546,119
                                                                         ----------
    Net gain on investments.................................                682,444
                                                                         ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $3,490,063
                                                                         ==========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 1997 AND 1996

                                                                  1997           1996
                                                              ------------   ------------
DECREASE IN NET ASSETS
Operations
  Net investment income.....................................  $  2,807,619   $  4,110,801
  Net realized gain on investments..........................       136,325        535,769
  Net unrealized appreciation (depreciation) during the
    period on investments...................................       546,119       (112,650)
                                                              ------------   ------------
    Net increase resulting from operations..................     3,490,063      4,533,920
                                                              ------------   ------------
Distributions from net investment income
  Class A...................................................    (2,640,748)    (3,954,375)
  Class B...................................................       (67,928)       (83,982)
                                                              ------------   ------------
    Total distributions to shareholders.....................    (2,708,676)    (4,038,357)
                                                              ------------   ------------
Fund share transactions (Note 5)
  Class A...................................................   (19,644,793)   (36,365,347)
  Class B...................................................      (430,394)      (283,443)
                                                              ------------   ------------
    Net decrease resulting from Fund share transactions.....   (20,075,187)   (36,648,790)
                                                              ------------   ------------
TOTAL DECREASE IN NET ASSETS................................   (19,293,800)   (36,153,227)
NET ASSETS
  Beginning of period.......................................    74,204,779    110,358,006
                                                              ------------   ------------
  END OF PERIOD.............................................  $ 54,910,979   $ 74,204,779
                                                              ============   ============
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $    146,118   $     47,175
                                                              ============   ============

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                          CLASS A
                                                                           FOR THE YEAR ENDED JUNE 30,
                                                              -----------------------------------------------------
                                                               1997       1996        1995        1994       1993
                  SELECTED PER SHARE DATA                     -------    -------    --------    --------    -------
Net asset value, beginning of period........................  $ 10.12    $ 10.11    $  10.02    $  10.47    $ 10.41
                                                              -------    -------    --------    --------    -------
  Income from investment operations
  Net investment income(a)..................................      .44        .44         .43         .62        .63
  Net realized and unrealized gain (loss) on investment
    transactions............................................      .12        .01         .16        (.45)       .07
                                                              -------    -------    --------    --------    -------
    Total from investment operations........................      .56        .45         .59         .17        .70
                                                              -------    -------    --------    --------    -------
  Less distributions
  From net investment income................................      .43        .44         .43         .62        .63
  In excess of net investment income........................       --         --         .07          --        .01
                                                              -------    -------    --------    --------    -------
    Total distributions.....................................      .43        .44         .50         .62        .64
                                                              -------    -------    --------    --------    -------
Net asset value, end of period..............................  $ 10.25    $ 10.12    $  10.11    $  10.02    $ 10.47
                                                              =======    =======    ========    ========    =======
Total return(%)(b)..........................................     5.64       4.46        6.07        1.56       6.97
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................  $53,242    $72,126    $108,000    $155,187    $94,460
Ratio of expenses to average net assets(c)
  With expense reimbursement(%).............................      .89        .92         .89         .88        .85
  Without expense reimbursement(%)..........................     1.29       1.32        1.18        1.11       1.20
Ratio of net investment income to average net
  assets(%)(a)..............................................     4.44       4.41        4.38        6.06       6.13
Portfolio turnover rate(%)..................................       10         34          53          36         32

                                                                                                        FOR THE PERIOD
                                                                                                        APRIL 1, 1994
                          CLASS B                                        FOR THE YEAR                   (COMMENCEMENT)
                                                                        ENDED JUNE 30,                   TO JUNE 30,
                                                              ----------------------------------        --------------
                                                               1997          1996          1995              1994
                  SELECTED PER SHARE DATA                     ------        ------        ------        --------------
Net asset value, beginning of period........................  $10.12        $10.11        $10.02            $10.11
                                                              ------        ------        ------            ------
  Income from investment operations
  Net investment income(a)..................................     .40           .40           .38               .12
  Net realized and unrealized gain (loss) on investment
    transactions............................................     .10           .01           .16              (.06)
                                                              ------        ------        ------            ------
    Total from investment operations........................     .50           .41           .54               .06
                                                              ------        ------        ------            ------
  Less distributions
  From net investment income................................     .38           .40           .38               .12
  In excess of net investment income........................      --            --           .07               .03
                                                              ------        ------        ------            ------
    Total distributions.....................................     .38           .40           .45               .15
                                                              ------        ------        ------            ------
Net asset value, end of period..............................  $10.24        $10.12        $10.11            $10.02
                                                              ======        ======        ======            ======
Total return(%).............................................    5.02(b)       3.98(b)       5.54(b)            .63(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................  $1,669        $2,079        $2,358            $1,030
Ratio of expenses to average net assets(c)
  With expense reimbursement(%).............................    1.41          1.42          1.39              1.38(e)
  Without expense reimbursement(%)..........................    1.81          1.82          1.68              1.61(e)
Ratio of net investment income to average net
  assets(%)(a)..............................................    3.92          3.91          3.88              5.56(e)
Portfolio turnover rate(%)..................................      10            34            53                36
       Net investment income is net of expenses reimbursed by
(a)    manager.
(b)    Total return does not reflect a sales charge.
       Beginning in July 1995, total expenses include fees paid
(c)    directly through an expense offset arrangement, if any.
       Total return represents aggregate total return and does not
(d)    reflect a sales charge.
(e)    Annualized.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS

     Mackenzie Limited Term Municipal Fund (the Fund) is a diversified series of shares of Mackenzie Series Trust. The shares of beneficial interest are $.001 par value and an unlimited number of shares of Class A and Class B are authorized. Mackenzie Series Trust was organized as a Massachusetts business trust under a Declaration of Trust dated April 22, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Municipal securities are valued utilizing primarily the latest bid prices or, if bid prices are not available, on the basis of a matrix pricing system (which considers factors such as coupon interest rate, maturity, credit rating and market indicies), both as furnished by an independent pricing service approved by the Board of Trustees (the Board).

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on the trade date. Interest income is accrued on a daily basis. Realized gains and losses from securities transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its investment income and net realized gain to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     The Fund has a net tax-basis capital loss carryforward of approximately $1,329,000 as of June 30, 1997, which may be applied against any realized net taxable gains of each succeeding fiscal year until fully realized or until the expiration date, whichever occurs first. The carryforward expires $10,000 in 2001, $21,000 in 2002, $560,000 in 2003 and $738,000 in 2004.

     DISTRIBUTIONS TO SHAREHOLDERS -- Normally, distributions from net investment income are declared monthly, and net realized capital gains, if any, are declared semi-annually.

     For the Fund's taxable year ended June 30, 1997, 100% of distributions paid were exempt interest dividends for Federal income tax purposes.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to certain securities sold at a loss. As a result, Net realized gain (loss) on investments for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     FEES PAID INDIRECTLY -- The Fund has an arrangement whereby a certain percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out-of-pocket expenses. For the year ended June 30, 1997, custody fees were not reduced under this arrangement.

2. RELATED PARTIES

     Mackenzie Investment Management Inc. (MIMI) is the Manager and Investment Adviser of the Fund. For its services, MIMI receives a fee monthly at the annual rate of .55% of the Fund's average net assets.

     Currently, MIMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of
 .64% of its average net assets. The voluntary expense limitation may be terminated or revised at any time on 30 days notice to shareholders.

     MIMI also provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the year ended June 30, 1997, the net amount of underwriting discount retained by IMDI was $4,921.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net asset value. Class B shares are also subject to an ongoing distribution fee at an annual rate of .50% of the average net asset value attributable to Class B shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $154,903 and $13,570 for Class A and Class B, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $88,754 and $2,964 for Class A and Class B, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION
     Trustees who are not affiliated with MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. PROPOSED REORGANIZATION

     Pursuant to a plan of reorganization adopted by the Board and subject to the approval of the Fund's shareholders, the net assets of the Fund are expected to be acquired by Thornburg Limited Term Municipal Fund -- National Portfolio (a series of shares of Thornburg Limited Term Municipal Fund, Inc.) in early September, 1997.

5. FUND SHARE TRANSACTIONS

     Fund share transactions for both Class A and Class B were as follows:

                                  YEAR ENDED                  YEAR ENDED
                                 JUNE 30, 1997               JUNE 30, 1996
                           -------------------------   -------------------------
         CLASS A             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................     407,321   $  4,121,768      670,451   $  6,832,013
Issued on reinvestment of
 distributions...........     160,468      1,627,200      241,989      2,465,947
Repurchased..............  (2,496,712)   (25,393,761)  (4,468,714)   (45,663,307)
                           ----------   ------------   ----------   ------------
Net decrease.............  (1,928,923)  $(19,644,793)  (3,556,274)  $(36,365,347)
                           ==========   ============   ==========   ============

                                  YEAR ENDED                  YEAR ENDED
                                 JUNE 30, 1997               JUNE 30, 1996
                           -------------------------   -------------------------
         CLASS B             SHARES        AMOUNT        SHARES        AMOUNT
         -------           ----------   ------------   ----------   ------------
Sold.....................       6,730   $     68,182       60,104   $    617,543
Issued on reinvestment
 of distributions........       3,551         36,004        4,981         50,750
Repurchased..............     (52,688)      (534,580)     (92,882)      (951,736)
                           ----------   ------------   ----------   ------------
Net decrease.............     (42,407)  $   (430,394)     (27,797)  $   (283,443)
                           ==========   ============   ==========   ============

*Effective June 20, 1997, Class B shares are no longer offered for sale.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Mackenzie Limited Term Municipal Fund (the Fund)

     We have audited the accompanying statement of assets and liabilities of the Fund, including the portfolio of investments, as of June 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Fort Lauderdale, Florida
August 8, 1997

June 30, 1997                                                         MACKENZIE

Mackenzie
National
Municipal
Fund

---------
Annual
Report
---------
This report and the
financial statements
contained herein are
submitted for the general
information of the
shareholders. This report is
not authorized for
distribution to prospective
investors unless preced
ed or accompanied by an
effective prospectus.

Mackenzie Investment
Management Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                 THROUGHOUT THE
                                   CENTURIES,
                              THE CASTLE KEEP HAS
                                 BEEN A SOURCE
                              OF LONG-RANGE VISION
                                 AND STRATEGIC
                                  ADVANTAGE.

MARKET COMMENTARY:

     After the Federal Reserve Board raised interest rates 0.25% in March, municipal bond investors became wary of future rate hikes, as the Federal Reserve has historically continued to raise rates after an initial increase. Additionally, after the first quarter surge of the US dollar versus the Japanese yen, investors were concerned that a subsequent depreciation in the value of the dollar could put upward pressure on US interest rates.

     However, the second quarter of the year was reminiscent of the last half of 1996 -- economic expansion with few signs of inflation or wage pressures. Foreign purchases of US Treasury securities were at record levels, up 181% from 1996 levels, which pushed bond prices even higher. This was primarily due to higher yields in the US compared to yields in Europe, and in particular, Japan. The foreign purchases led to increased demand for US dollars, which pushed the dollar higher versus foreign currencies. For US consumers, a strong dollar spurred demand for cheaper foreign goods, which may be attributed to the fact that there has been little domestic price pressure.

     By the end of the second quarter, consumer spending had dramatically slowed -- evidenced by a modest rise in retail sales of 0.3% in March, followed by a decline of 0.1% in May. In addition, the unemployment rate increased to 5% in June, up from 4.8%. As a result, anxiety over additional interest rate hikes abated and, as we expected, there have been no further rate hikes.

     During the second quarter of the year, the municipal bond market generally tracked the government bond market, but saw increased yield compression due to the scarcity of bonds. Within this environment, the Mackenzie National Municipal Fund performed very well. For the twelve months ended June 30, 1997 the Fund's total return was 9.38% on a net asset value basis as compared to the average of all General Municipal Debt Funds as tracked by Lipper Analytical Services, Inc., which was up 7.81% for the same period. (For the Fund's total return with sales charge and performance commentary, please refer to the following page.)

     We would like to take this opportunity to thank you for your support of the Mackenzie National Municipal Fund and hope that you will consider the Ivy Funds for your future equity needs.

MACKENZIE INVESTMENT MANAGEMENT INC.

                               BOARD OF TRUSTEES
                             John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                               Michael G. Landry
                              Joseph G. Rosenthal
                                J. Brendan Swan

                                    OFFICERS
                          Michael G. Landry, Chairman
                          Keith J. Carlson, President
                     C. William Ferris, Secretary/Treasurer



                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                 Ivy Mackenzie
                                 Services Corp.
                                 P.O. Box 3022
                           Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                              Fort Lauderdale, FL

                               INVESTMENT MANAGER
                      Mackenzie Investment Management Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                  DISTRIBUTOR
                        Ivy Mackenzie Distributors, Inc.
                           700 South Federal Highway
                              Boca Raton, FL 33432
                                 1-800-456-5111

                                 IVY MCKENZIE

PERFORMANCE COMMENTARY
For the twelve months ended June 30, 1997, the Mackenzie National Municipal Fund reported a total return of 9.38% without sales charges. This compares to the average of all General Municipal Debt Funds tracked by Lipper Analytical Services, Inc., which was up 7.81%. The Fund's outperformance relative to its peer group is attributed to its shortening of maturities and strengthening of credit quality.

                      PERFORMANCE COMPARISON OF A $10,000
                     INVESTMENT SINCE INCEPTION OF THE FUND

                                COMPARISON CHART

       ------------------------------------------------------------------
                                   MACKENZIE NATIONAL MUNICIPAL FUND
                                       FOR PERIOD ENDED 6/30/97
                       Class A*-with sales charge
                        Average Annual                   Class B**
                         Total Return           Average Annual Total Return
                        ------------------------------------------------------
                      w/Reimb.     w/o         w/Reimb.           w/o Reimb.
                                 Reimb.
                        ------------------------------------------------------
                                           w/CDSC   w/o CDSC   w/CDSC   w/o CDSC
                                           ------------------------------------
        1 Yr.           4.18%     3.66%     3.52%     8.52%     2.97%     7.97%
       ------------------------------------------------------------------
        5 Yr.           5.23%     4.91%      --        --        --        --
       ------------------------------------------------------------------
   Since Inception      6.54%     5.50%     5.53%     5.94%     5.14%     5.55%
       ------------------------------------------------------------------

 *Class A performance figures include the maximum sales charge of 4.75%. **Class B performance figures are calculated with and without the applicable
  Contingent Deferred Sales Charge (CDSC) up to a maximum of 5%.

All figures mentioned in the Market Commentary and in the chart and table reflect past results and assume reinvestment of dividends and distributions from capital gains. Future results will, of course, be different. The principal value of the Mackenzie National Municipal Fund will fluctuate and at redemption may be worth more or less than the amount of the original investment.
The Lehman Bros. 5-Year Municipal Bond Index is an unmanaged index of municipal bonds that assumes reinvestment of dividends and, unlike Fund returns, does not reflect any fees or expenses.
Please note that Treasury Bills are short-term interest bearing instruments which are guaranteed as to timely payment of principal and interest by the U.S. Government.
Performance is calculated for Class A shares of the Fund unless otherwise noted. Because Class B shares bear the expense of a higher distribution fee it is expected that the level of performance of the Fund 's Class B shares will be lower than that of the Fund 's Class A shares.
Total returns in some periods were higher due to reimbursement of the Fund 's expenses. See Financial Highlights.

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997

    (UNAUDITED)
      RATINGS
-------------------
    MOODY'S/S&P                   MUNICIPAL BONDS AND NOTES -- 98.1%               PRINCIPAL       VALUE
-----------------------------------------------------------------------------------------------------------
                     ARIZONA -- 6.2%
NR        AA         Tucson (ETM)(GO)(NC), 9.75%, 07/01/12.......................  $  400,000   $   573,000
NR        AA         Tucson (ETM)(GO)(NC), 9.75%, 07/01/13.......................     500,000       732,500
                                                                                                -----------
                                                                                                  1,305,500
                                                                                                -----------


                     CALIFORNIA -- 18.0%
NR        A-         California Health Facilities Authority (Downey Community),
                     5.625%, 05/15/08............................................     500,000       505,000
Baa       NR         Irwindale California Community Redevelopment Agency, 6.60%,
                     08/01/18....................................................     500,000       521,875
NR        BBB        Long Beach Aquarium of the Pacific, California, 6.125%,
                     07/01/23....................................................     750,000       750,000
Aa        AA-        Los Angeles Department of Water & Power, 9.00%, 09/01/04....     500,000       615,625
Aaa       AAA        MSR Public Power Agency Revenue (AMBAC Insured), 5.90%,
                     07/01/20....................................................   1,000,000     1,000,940
Aa3       A          Southern California Public Power Authority (NC), 0.00%,
                     07/01/14....................................................   1,000,000       375,000
                                                                                                -----------
                                                                                                  3,768,440
                                                                                                -----------
                     COLORADO -- 2.8%
NR        AAA        Colorado Health Facilities Authority (ETM), 0.00%,
                     07/15/20....................................................     500,000       128,125
Aaa       NR         Dawson Ridge Colorado (ETM)(GO)(NC), 0.00%, 10/01/22........   2,000,000       450,000
                                                                                                -----------
                                                                                                    578,125
                                                                                                -----------
                     CONNECTICUT -- 2.3%
Baa2      NR         Connecticut State Health & Educational Facilities Authority
                     (The Griffen Hospital), 5.75%, 07/01/23.....................     500,000       470,625
                                                                                                -----------
                     DISTRICT OF COLUMBIA -- 0.5%
A1        A+         Georgetown University, D.C. (MBIA Insured), 8.25%,
                     04/01/18....................................................     100,000       104,737
                                                                                                -----------
                     FLORIDA -- 8.5%
Aa        AA         Florida State Board of Education (GO)(NC), 9.125%,
                     06/01/14....................................................     110,000       154,963
Aa        AA         Florida State Board of Education (ETM)(GO), 9.125%,
                     06/01/14....................................................     690,000       968,587
Aaa       AAA        Orlando & Orange County Expressway (NC)(FGIC Insured),
                     8.25%, 07/01/14.............................................     500,000       663,125
                                                                                                -----------
                                                                                                  1,786,675
                                                                                                -----------
                     GEORGIA -- 3.3%
A3        A          Municipal Electric Authority of Georgia (NC), 10.00%,
                     01/01/10....................................................     250,000       344,688
Aaa       NR         Richmond County Georgia Development Authority Revenue,
                     0.00%, 12/01/21.............................................   1,500,000       354,375
                                                                                                -----------
                                                                                                    699,063
                                                                                                -----------
                     ILLINOIS -- 19.0%
A1        A+         Illinois Educational Facility Authority, 7.125%, 07/01/11...     320,000       352,400
Aaa       AAA        Illinois Health Facility Authority (CGIC Insured), 7.60%,
                     08/15/10....................................................     693,000       760,567
Aaa       AAA        Illinois Health Facility Authority (ETM)(CGIC Insured),
                     7.60%, 08/15/10.............................................     103,000       117,935
A         A+         Metropolitan Fair & Exposition Authority, 6.00%, 06/01/14...     650,000       650,728
Aa        NR         Sangamon County Illinois (GO)(NC), 7.45%, 11/15/06..........     800,000       945,000
Baa       BBB        Southwestern Illinois Medical Facilties Revenue, 7.00%,
                     08/15/12....................................................   1,000,000     1,051,250
Aaa       AAA        Will & Kendall Counties Illinois School District #202,
                     5.45%, 01/01/05.............................................     100,000       102,250
                                                                                                -----------
                                                                                                  3,980,130
                                                                                                -----------
                     KENTUCKY -- 3.6%
Aaa       AAA        Kentucky State Turnpike (MBIA Insured), 6.00%, 07/01/09.....     750,000       757,635
                                                                                                -----------
                     MAINE -- 0.4%
NR        A          Maine Municipal Bond Bank, 7.65%, 11/01/98 (Pre-refunded)...      85,000        90,844
                                                                                                -----------
                     MARYLAND -- 4.8%
Baa       NR         Prince George County Maryland Medical Hospital Revenue,
                     6.375%, 01/01/23............................................   1,000,000     1,005,000
                                                                                                -----------
                     MASSACHUSETTS -- 7.4%
Baa       BBB        Massachusetts State Health & Educational Facilities
                     Authority, 6.625%, 11/15/22.................................     500,000       505,625
Baa1      NR         Massachusetts State Health & Educational Facilities
                     Authority (Holyoke Hospital), 6.25%, 07/01/04...............   1,000,000     1,012,500
NR        BBB+       Massachusetts State Housing -- Series B, 8.10%, 08/01/23....      50,000        52,250
                                                                                                -----------
                                                                                                  1,570,375
                                                                                                -----------
                     MICHIGAN -- 5.6%
Aaa       AAA        Kent Hospital Finance Authority (MBIA Insured), 7.25%,
                     01/15/13....................................................   1,000,000     1,185,000
                                                                                                -----------
                     NEW YORK -- 3.0%
Baa1      BBB+       New York State Dormitory Authority -- State University,
                     6.25%, 05/15/14.............................................     500,000       518,750
NR        A          Onondaga County New York Industrial Development Agency,
                     7.90%, 01/01/17.............................................     100,000       110,000
                                                                                                -----------
                                                                                                    628,750
                                                                                                -----------
                     OHIO -- 2.5%
A         A          Franklin County Ohio Hospital Revenue, 5.80%, 12/01/05......     500,000       521,250
                                                                                                -----------
                     PENNSYLVANIA -- 2.7%
NR        A-         Allegheny County Hospital Revenue (Allegheny Valley
                     Hospital) (NC), 7.00%, 08/01/15.............................     500,000       559,375

                      (See Notes to Financial Statements)

JUNE 30, 1997

    (UNAUDITED)
      RATINGS
-------------------
    MOODY'S/S&P                   MUNICIPAL BONDS AND NOTES -- 98.1%               PRINCIPAL       VALUE
                     PUERTO RICO -- 0.3%
Baa1      A          Puerto Rico Commonwealth Public Improvement (NC), 0.00%,
                     07/01/04....................................................  $  100,000   $    71,250
                                                                                                -----------
                     TENNESSEE -- 2.3%
Aaa       NR         Nashville & Davidson County Tennessee Health & Education
                     Board Revenue (ETM)(NC), 0.00%,
                     06/01/21....................................................   2,000,000       487,500
                                                                                                -----------
                     UTAH -- 4.9%
A1        A+         Intermountain Power Agency Utah Power Supply (MBIA Insured),
                     7.20%, 07/01/97.............................................   1,000,000     1,020,000
                                                                                                -----------
                     TOTAL INVESTMENTS -- 98.1%
                     (Cost -- $19,592,709)*......................................                20,590,274
                     OTHER ASSETS, LESS LIABILITIES -- 1.9%......................                   403,901
                                                                                                -----------
                     NET ASSETS -- 100%..........................................               $20,994,175
                                                                                                ===========
                     *Cost is approximately the same for Federal income tax
                     purposes.
                     OTHER INFORMATION:
                     At June 30, 1997, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
                     Gross unrealized appreciation...........................................   $ 1,042,644
                     Gross unrealized depreciation...........................................       (45,079)
                                                                                                -----------
                     Net unrealized appreciation.............................................   $   997,565
                                                                                                ===========
                     Purchases and sales of municipal securities aggregated
                     $8,107,479 and $12,145,765, respectively, for the period
                     ended June 30, 1997.
                     AMBAC  - AMBAC Indemnity Corporation
                     CGIC   - Capital Guaranty Insurance Company
                     ETM    - Escrowed to Maturity
                     FGIC   - Financial Guaranty Insurance Company
                     GO     - General Obligation
                     MBIA   - Municipal Bond Insurance Association
                     NC     - Non Callable

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30 1997

ASSETS
Investments, at value (identified cost -- $19,592,709)......  $20,590,274
Cash........................................................      112,306
Receivables
  Interest..................................................      436,697
  Manager for expense reimbursement.........................       11,025
Other assets................................................        6,733
                                                              -----------
  Total assets..............................................   21,157,035
                                                              -----------
LIABILITIES
Payables
  Fund shares repurchased...................................      126,110
  Management fee............................................        9,485
  12b-1 service and distribution fees.......................        5,237
  Other payables to related parties.........................        5,500
Accrued expenses............................................       16,528
                                                              -----------
  Total liabilities.........................................      162,860
                                                              -----------
NET ASSETS..................................................  $20,994,175
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($19,758,762/1,951,258 shares outstanding)................  $     10.13
                                                              ===========
Maximum offering price per share ($10.13 x 100/95.25)*......  $     10.64
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
share ($1,235,413/122,166 shares outstanding)...............  $     10.11
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $20,174,032
  Undistributed net realized loss...........................     (237,739)
  Undistributed net investment income.......................       60,317
  Net unrealized appreciation...............................      997,565
                                                              -----------
NET ASSETS..................................................  $20,994,175
                                                              ===========

 * On sales of more than $100,000 the offering price is reduced.
** Subject to a maximum contingent deferred sales charge of 5%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1997

INVESTMENT INCOME
  Interest..................................................             $1,403,113
                                                                         ----------
EXPENSES
  Management fee............................................  $124,040
  Transfer agent fee........................................    30,889
  Administrative services fee...............................    22,553
  Custodian fees............................................     2,908
  Blue Sky fees.............................................    17,479
  Auditing and accounting fees..............................    41,373
  Shareholder reports.......................................     2,619
  Fund accounting...........................................    25,969
  Trustees' fees............................................     4,990
  12b-1 service and distribution fees.......................    65,365
  Legal.....................................................    18,417
  Other.....................................................     8,784
                                                                         ----------
                                                                            365,386
  Expenses reimbursed by manager............................               (108,272)
                                                                         ----------
    Net expenses............................................                257,114
                                                                         ----------
NET INVESTMENT INCOME.......................................              1,145,999
                                                                         ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain.........................................                 74,420
  Net unrealized appreciation during the period.............                791,201
                                                                         ----------
    Net gain on investments.................................                865,621
                                                                         ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $2,011,620
                                                                         ==========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 1997 AND 1996

                                                                 1997           1996
                                                              -----------   ------------
DECREASE IN NET ASSETS
Operations
  Net investment income.....................................  $ 1,145,999   $  1,345,523
  Net realized gain on investments..........................       74,420        580,623
  Net unrealized appreciation (depreciation) during the
    period on investments...................................      791,201       (653,884)
                                                              -----------   ------------
    Net increase resulting from operations..................    2,011,620      1,272,262
                                                              -----------   ------------
Distributions from net investment income
  Class A...................................................   (1,064,134)    (1,264,186)
  Class B...................................................      (50,527)       (39,157)
                                                              -----------   ------------
    Total distributions to shareholders.....................   (1,114,661)    (1,303,343)
                                                              -----------   ------------
Fund share transactions (Note 5)
  Class A...................................................   (4,763,912)    (4,659,340)
  Class B...................................................       58,896        373,973
                                                              -----------   ------------
    Net decrease resulting from Fund share transactions.....   (4,705,016)    (4,285,367)
                                                              -----------   ------------
TOTAL DECREASE IN NET ASSETS................................   (3,808,057)    (4,316,448)
NET ASSETS
  Beginning of period.......................................   24,802,232     29,118,680
                                                              -----------   ------------
  END OF PERIOD.............................................  $20,994,175   $ 24,802,232
                                                              ===========   ============
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $    60,317   $     28,979
                                                              ===========   ============

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                          CLASS A
                                                                                  FOR THE YEAR ENDED JUNE 30,
                                                              -------------------------------------------------------------------
                                                               1997           1996           1995           1994           1993
                  SELECTED PER SHARE DATA                     -------        -------        -------        -------        -------
Net asset value, beginning of period........................  $  9.73        $  9.76        $  9.60        $ 10.17        $  9.94
                                                              -------        -------        -------        -------        -------
  Income from investment operations
  Net investment income(a)..................................      .50            .50            .48            .57            .60
  Net realized and unrealized gain (loss) on investment
    transactions............................................      .39           (.05)           .19           (.48)           .31
                                                              -------        -------        -------        -------        -------
    Total from investment operations........................      .89            .45            .67            .09            .91
                                                              -------        -------        -------        -------        -------
  Less distributions
  From net investment income................................      .49            .48            .48            .57            .60
  In excess of net investment income........................       --             --            .03             --             --
  From net realized gain....................................       --             --             --            .09            .08
                                                              -------        -------        -------        -------        -------
    Total distributions.....................................      .49            .48            .51            .66            .68
                                                              -------        -------        -------        -------        -------
Net asset value, end of period..............................  $ 10.13        $  9.73        $  9.76        $  9.60        $ 10.17
                                                              =======        =======        =======        =======        =======
Total return(%)(b)..........................................     9.38           4.69           7.21            .77           9.48
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................  $19,759        $23,673        $28,351        $38,406        $42,739
Ratio of expenses to average net assets
  With expense reimbursement(%)(c)..........................     1.10           1.12           1.10           1.10           1.10
  Without expense reimbursement(%)..........................     1.58           1.52           1.30           1.24           1.29
Ratio of net investment income to average net
  assets(%)(a)..............................................     5.12           5.09           5.08           6.65           6.06
Portfolio turnover rate(%)..................................       37             58             65             68             57

                      (See Notes to Financial Statements)

                                                                                                    FOR THE PERIOD
                                                                                                    APRIL 1, 1994
                          CLASS B                                                                   (COMMENCEMENT)
                                                                 FOR THE YEAR ENDED JUNE 30,         TO JUNE 30,
                                                              ----------------------------------    --------------
                                                               1997          1996          1995          1994
                  SELECTED PER SHARE DATA                     ------        ------        ------    --------------
Net asset value, beginning of period........................  $ 9.72        $ 9.76        $ 9.60        $ 9.69
                                                              ------        ------        ------        ------
  Income from investment operations
  Net investment income(a)..................................     .44           .43           .41           .11
  Net realized and unrealized gain (loss) on investment
    transactions............................................     .37          (.05)          .19          (.06)
                                                              ------        ------        ------        ------
    Total from investment operations........................     .81           .38           .60           .05
                                                              ------        ------        ------        ------
  Less distributions
  From net investment income................................     .42           .42           .41           .11
  In excess of net investment income........................      --            --           .03           .03
                                                              ------        ------        ------        ------
    Total distributions.....................................     .42           .42           .44           .14
                                                              ------        ------        ------        ------
Net asset value, end of period..............................  $10.11        $ 9.72        $ 9.76        $ 9.60
                                                              ======        ======        ======        ======
Total return(%).............................................    8.52(b)       3.88(b)       6.42(b)        .55(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................  $1,235        $1,129        $  767        $  492
Ratio of expenses to average net assets(c)
  With expense reimbursement(%).............................    1.80          1.87          1.85          1.85(e)
  Without expense reimbursement(%)..........................    2.28          2.27          2.05          1.99(e)
Ratio of net investment income to average net
  assets(%)(a)..............................................    4.42          4.34          4.33          5.90(e)
Portfolio turnover rate(%)..................................      37            58            65            68


(a) Net investment income is net of expenses reimbursed by manager.
(b)    Total return does not reflect a sales charge.
(c) Beginning in July 1995, total expenses include fees paid indirectly through an expense offset arrangement, if any.
(d) Total return represents aggregate total return and does not reflect a sales charge.
(e)    Annualized.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS

     Mackenzie National Municipal Fund (the Fund) is a diversified series of shares of Mackenzie Series Trust. The shares of beneficial interest are $.001 par value and an unlimited number of shares of Class A and Class B are authorized. Mackenzie Series Trust was organized as a Massachusetts business trust under a Declaration of Trust dated April 22, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Municipal securities are valued utilizing primarily the latest bid prices or, if bid prices are not available, on the basis of a matrix pricing system (which considers factors such as coupon interest rate, maturity, credit rating and market indicies), both as furnished by an independent pricing service approved by the Board of Trustees (the Board).

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its investment income and net realized gain to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     The Fund has a net tax-basis capital loss carryforward of approximately $182,000 as of June 30, 1997 which may be applied against any realized net taxable gains of each succeeding fiscal year until fully realized or until the expiration date, whichever occurs first. The carryforward expires $77,000 in 2003 and $105,000 in 2004.

     DISTRIBUTIONS TO SHAREHOLDERS -- Normally, distributions from net investment income are declared monthly, and net realized capital gains, if any, are declared semi-annually.

     For the Fund's taxable year ended June 30, 1997, 100% of distributions paid were exempt interest dividends for Federal income tax purposes.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to certain securities sold at a loss. As a result, Net realized gain (loss) on investments for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     FEES PAID INDIRECTLY -- The Fund has an arrangement whereby a certain percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out-of-pocket expenses. For the year ended June 30, 1997, custody fees were not reduced under this arrangement.

2. RELATED PARTIES

     Mackenzie Investment Management Inc. (MIMI) is the Manager and Investment Adviser of the Fund. For its services, MIMI receives a fee monthly at the annual rate of .55% of the Fund's average net assets.

     Currently, MIMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of
 .85% of its average net assets. The voluntary expense limitation may be terminated or revised at any time on 30 days notice to shareholders.

     MIMI also provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the year ended June 30, 1997, the net amount of underwriting discount retained by IMDI was $798.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net asset value. Class B shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $53,407 and $11,958 for Class A and Class B, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $30,133 and $756 for Class A and Class B, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION
     Trustees who are not affiliated with MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. PROPOSED REORGANIZATION

     Pursuant to a plan of reorganization adopted by the Board and subject to the approval of the Fund's shareholders, the net assets of the Fund are expected to be acquired by Thornburg Intermediate Municipal Fund (a series of shares of Thornburg Investment Trust) in early September, 1997.

5. FUND SHARE TRANSACTIONS

     Fund share transactions for both Class A and Class B were as follows:

                                      YEAR ENDED               YEAR ENDED
                                    JUNE 30, 1997            JUNE 30, 1996
                                ----------------------   ----------------------
           CLASS A               SHARES      AMOUNT       SHARES      AMOUNT
           -------              --------   -----------   --------   -----------
Sold..........................   299,907   $ 2,957,910    235,088   $ 2,311,839
Issued on reinvestment of
 distributions................    57,131       561,902     64,174       632,427
Repurchased...................  (840,061)   (8,283,724)  (770,220)   (7,603,606)
                                --------   -----------   --------   -----------
Net decrease..................  (483,023)  $(4,763,912)  (470,958)  $(4,659,340)
                                ========   ===========   ========   ===========

                                      YEAR ENDED               YEAR ENDED
                                    JUNE 30, 1997            JUNE 30, 1996
                                ----------------------   ----------------------
           CLASS B*              SHARES      AMOUNT       SHARES      AMOUNT
           --------             --------   -----------   --------   -----------
Sold..........................    46,482   $   462,105     48,696   $   485,932
Issued on reinvestment of
 distributions................     1,712        16,848      1,298        12,781
Repurchased...................   (42,192)     (420,057)   (12,487)     (124,740)
                                --------   -----------   --------   -----------
Net increase..................     6,002   $    58,896     37,507   $   373,973
                                ========   ===========   ========   ===========

* Effective June 20, 1997, Class B shares are no longer offered for sale.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Mackenzie National Municipal Fund (the Fund)

     We have audited the accompanying statement of assets and liabilities of the Fund, including the portfolio of investments, as of June 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Fort Lauderdale, Florida
August 8, 1997

June 30, 1997

                                                                       MACKENZIE

Mackenzie
New York
Municipal
Fund

---------
Annual
Report
---------
This report and the
financial statements
contained herein are
submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Mackenzie Investment
Management Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                 THROUGHOUT THE
                                   CENTURIES,
                               THE CASTLE KEEP HAS
                                  BEEN A SOURCE
                              OF LONG-RANGE VISION
                                  AND STRATEGIC
                                   ADVANTAGE.

Market Commentary:

     After the Federal Reserve Board raised interest rates 0.25% in March, municipal bond investors became wary of future rate hikes, as the Federal Reserve has historically continued to raise rates after an initial increase. Additionally, after the first quarter surge of the US dollar versus the Japanese yen, investors were concerned that a subsequent depreciation in the value of the dollar could put upward pressure on US interest rates.

     However, the second quarter of the year was reminiscent of the last half of 1996 -- economic expansion with few signs of inflation or wage pressures. Foreign purchases of US Treasury securities were at record levels, up 181% from 1996 levels, which pushed bond prices even higher. This was primarily due to higher yields in the US compared to yields in Europe, and in particular, Japan. The foreign purchases led to increased demand for US dollars, which pushed the dollar higher versus foreign currencies. For US consumers, a strong dollar spurred demand for cheaper foreign goods, which may be attributed to the fact that there has been little domestic price pressure.

     By the end of the second quarter, consumer spending had dramatically slowed -- evidenced by a modest rise in retail sales of 0.3% in March, followed by a decline of 0.1% in May. In addition, the unemployment rate increased to 5% in June, up from 4.8%. As a result, anxiety over additional interest rate hikes abated and, as we expected, there have been no further rate hikes.

     During the second quarter of the year, the municipal bond market generally tracked the government bond market, but saw increased yield compression due to the scarcity of bonds. Within this environment, the Mackenzie New York Municipal Fund performed well, although it did slightly underperform its relative benchmark. For the twelve months ended June 30, 1997 the Fund's total return was 7.46% on a net asset value basis as compared to the average of all New York State Municipal Debt Funds as tracked by Lipper Analytical Services, Inc., which was up 7.71% for the same period. (For the Fund's total return with sales charge and performance commentary, please refer to the following page.)

     We would like to take this opportunity to thank you for your support of the Mackenzie New York Municipal Fund and hope that you will consider the Ivy Funds for your future equity needs.

Mackenzie Investment Management Inc.

                                BOARD OF TRUSTEES
                              John S. Anderegg, Jr.
                                Paul H. Broyhill
                                Keith J. Carlson
                                Stanley Channick
                             Frank W. DeFriece, Jr.
                                 Roy J. Glauber
                                Michael G. Landry
                               Joseph G. Rosenthal
                                 J. Brendan Swan

                                    OFFICERS
                           Michael G. Landry, Chairman
                           Keith J. Carlson, President
                     C. William Ferris, Secretary/Treasurer

                                  LEGAL COUNSEL
                             Dechert Price & Rhoads
                                   Boston, MA

                                    CUSTODIAN
                          Brown Brothers Harriman & Co.
                                   Boston, MA

                                 TRANSFER AGENT
                                  Ivy Mackenzie
                                 Services Corp.
                                  P.O. Box 3022
                            Boca Raton, FL 33431-0922
                                 1-800-777-6472

                                    AUDITORS
                            Coopers & Lybrand L.L.P.
                               Fort Lauderdale, FL

                               INVESTMENT MANAGER
                      Mackenzie Investment Management Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                  1-800-456-5111

                                   DISTRIBUTOR
                        Ivy Mackenzie Distributors, Inc.
                            700 South Federal Highway
                              Boca Raton, FL 33432
                                1-800-456-5111



                                                          [IVY MACKENZIE LOGO]

PERFORMANCE COMMENTARY
For the twelve months ended June 30, 1997, the Mackenzie New York Municipal Fund reported a total return of 7.46% without sales charges. This compares to the average of all New York State Municipal Debt Funds tracked by Lipper Analytical Services, Inc., which was up 7.71%. The Fund's slight underperformances relative to its peer group is attributed to the overall composition of the Fund versus the funds that comprise the Lipper average.
                      PERFORMANCE COMPARISON OF A $10,000
                     INVESTMENT SINCE INCEPTION OF THE FUND

                                COMPARISON CHART

       ------------------------------------------------------------------
                                   MACKENZIE NEW YORK MUNICIPAL FUND
                                       FOR PERIOD ENDED 6/30/97
                       Class A*-with sales charge
                        Average Annual                   Class B**
                         Total Return           Average Annual Total Return
                        ------------------------------------------------------
                      w/Reimb.     w/o         w/Reimb.           w/o Reimb.
                                 Reimb.
                        ------------------------------------------------------
                                           w/CDSC   w/o CDSC   w/CDSC   w/o CDSC
                                           ------------------------------------
        1 Yr.           2.36%     2.05%     1.70%     6.70%     1.38%     6.38%
       ------------------------------------------------------------------------
        5 Yr.           5.15%     4.94%      --        --        --        --
       ------------------------------------------------------------------------
   Since Inception      6.60%     5.76%     5.24%     5.65%     5.00%     5.41%
       ------------------------------------------------------------------------

 *Class A performance figures include the maximum sales charge of 4.75%. **Class B performance figures are calculated with and without the applicable
  Contingent Deferred Sales Charge (CDSC) up to a maximum of 5%.

All figures mentioned in the Market Commentary and in the chart and table reflect past results and assume reinvestment of dividends and distributions from capital gains. Future results will, of course, be different. The principal value of the Mackenzie New York Municipal Fund will fluctuate and at redemption may be worth more or less than the amount of the original investment.
The Lehman Bros. 5-Year Municipal Bond Index is an unmanaged index of municipal bonds that assumes reinvestment of dividends and, unlike Fund returns, does not reflect any fees or expenses.
Please note that Treasury Bills are short-term interest bearing instruments which are guaranteed as to timely payment of principal and interest by the U.S. Government.
Performance is calculated for Class A shares of the Fund unless otherwise noted. Because Class B shares bear the expense of a higher distribution fee it is expected that the level of performance of the Fund 's Class B shares will be lower than that of the Fund 's Class A shares.
Total returns in some periods were higher due to reimbursement of the Fund 's expenses. See Financial Highlights.

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
JUNE 30, 1997

    (UNAUDITED)
      RATINGS
-------------------
    MOODY'S/S&P                   MUNICIPAL BONDS AND NOTES -- 99.3%               PRINCIPAL       VALUE
-----------------------------------------------------------------------------------------------------------
A2        A          Battery Park City Authority New York Revenue Series A,
                     5.80%, 11/01/22.............................................  $1,000,000   $   996,250
Aaa       AAA        Bethlehem New York Central School District (GO)(NC) (AMBAC
                     Insured), 7.10%, 11/01/06...................................     700,000       821,625
Aaa       AAA        Brookhaven New York Series A (GO)(NC)(MBIA Insured), 7.00%,
                     11/01/04....................................................     300,000       342,000
Baa2      NR         Canastota New York Central School District (GO)(NC), 7.10%,
                     06/15/07....................................................     215,000       245,906
Baa2      NR         Canastota New York Central School District (GO)(NC), 7.10%,
                     06/15/08....................................................     205,000       235,750
NR        BBB        Guam Government (GO), 5.375%, 11/15/13......................   1,000,000       937,500
NR        BBB        Guam Power Authority Revenue, 6.625%, 10/01/14..............     550,000       578,188
Baa1      BBB        Metropolitan Transportation Authority Service Contract,
                     7.00%, 07/01/04.............................................     500,000       545,000
Baa1      BBB        Metropolitan Transportation Authority Service Contract,
                     5.50%, 07/01/17.............................................     250,000       244,375
Aa        NR         Monroe County Industrial Development Agency, Depaul
                     Community Facility (SONYMA Insured),
                     6.45%, 02/01/14.............................................     880,000       947,100
Baa1      BBB+       New York City (GO), 7.20%, 08/15/08.........................   1,000,000     1,106,250
NR        BBB+       New York City (GO), 7.30%, 08/15/04 (Pre-refunded)..........     240,000       279,000
Baa1      BBB+       New York City (GO), 7.30%, 08/15/10.........................      10,000        11,025
NR        BBB+       New York City (GO) Series H, 7.10%, 02/01/02
                     (Pre-refunded)..............................................      90,000       100,238
Baa1      BBB+       New York City (GO) Series H, 7.10%, 02/01/09................     410,000       446,900
Baa1      BBB+       New York City (GO) Series H, 7.00%, 02/01/19................     500,000       541,250
Aa2       AA         New York City Housing Development (FHA Insured), 5.85%,
                     05/01/26....................................................     500,000       501,250
A2        A-         New York City Municipal Water Finance Authority, 6.00%,
                     06/15/25....................................................     500,000       507,500
A2        A-         New York State (GO)(NC), 9.875%, 11/15/05...................   1,000,000     1,330,000
Baa1      BBB        New York State Dormitory Authority -- City University Series
                     C, 6.00%, 07/01/16..........................................     500,000       503,125
NR        AAA        New York State Dormitory Authority -- Jewish Geriatric (FHA
                     Insured), 7.35%, 08/01/29...................................     500,000       561,250
NR        AAA        New York State Dormitory Authority -- Parkridge, 7.85%,
                     02/01/29....................................................     200,000       212,500
NR        AA         New York State Dormitory Authority -- St. Lukes Home (FHA
                     Insured), 6.375%, 08/01/35..................................   1,000,000     1,042,500
Baa1      BBB+       New York State Dormitory Authority -- State University,
                     6.25%, 05/15/14.............................................     500,000       518,750
Aa2       AA-        New York State Environmental Facilities Corporation
                     Pollution Control Series B, 7.50%, 03/15/11.................     400,000       427,500
Aa2       A-         New York State Environmental Facilities Corporation
                     Pollution Control Series E, 6.875%, 06/15/14................   1,000,000     1,105,000
Aaa       AAA        New York State Housing Finance Agency -- State University
                     Series A, 8.00%, 11/01/98
                     (Pre-refunded)..............................................      30,000        32,063
Baa1      BBB        New York State Housing Finance Agency Service Contract,
                     6.375%, 09/15/15............................................   1,000,000     1,043,750
Aaa       AAA        New York State Local Government Assistance Corp. (MBIA
                     Insured), 5.50%, 04/01/22...................................   1,500,000     1,479,375
Baa       BBB        New York State Medical Care Facilities Financing Agency,
                     7.35%, 08/15/11.............................................   1,000,000     1,075,000
Aaa       AAA        New York State Medical Care Facilities Financing Agency (FHA
                     Insured), 7.70%, 08/15/00
                     (Pre-refunded)..............................................     500,000       556,875
Aa2       NR         New York State Medical Care Facilities Finance Agency
                     (SONYMA Insured), 6.00%, 11/15/03...........................     495,000       530,269
Aaa       AAA        New York State Medical Care Facilities Finance
                     Agency -- Aurelia Osborn Fox Memorial Hospital
                     (FSA Insured), 6.50%, 11/01/19..............................     650,000       697,125
Baa       BBB        New York State Medical Care Facilities Finance
                     Agency -- Brookdale Hospital Medical Center, 6.85%,
                     02/15/17....................................................   1,000,000     1,053,750
Aa2       AAA        New York State Medical Care Facilities Finance
                     Agency -- Buffalo General Hospital (FHA Insured),
                     7.70%, 08/15/98 (Pre-refunded)..............................      85,000        89,994
A2        A          New York State Medical Care Facilities Finance
                     Agency -- Good Samaritan Hospital, 7.875%,
                     11/01/06....................................................      10,000        10,329
Baa       BBB        New York State Medical Care Facilities Finance Agency -- New
                     York Downtown Hospital, 6.80%,
                     02/15/20....................................................     500,000       520,625
Aaa       AAA        New York State Medical Care Facilities Finance Agency -- St.
                     Lukes Hospital (FHA Insured), 7.45%,
                     02/15/00 (Pre-refunded).....................................     600,000       657,000
Aa        NR         New York State Mortgage Agency Series B (Pool Insured),
                     6.45%, 04/01/15.............................................   1,000,000     1,032,500
Aa        NR         New York State Mortgage Agency Series BB (FHA Insured),
                     7.85%, 10/01/08.............................................      30,000        30,793
Aa        NR         New York State Mortgage Agency Series E (Pool Insured),
                     8.10%, 10/01/17.............................................      35,000        36,119
NR        BBB+       New York State Municipal Bond Bank Agency -- Buffalo Series
                     A, 6.875%, 03/15/06.........................................     850,000       910,563
Baa1      BBB        New York State Urban Development Corporation Correctional
                     Facilities (NC), 0.00%, 01/01/08............................   2,000,000     1,125,000
Aaa       AAA        New York State Urban Development Series C (AMBAC Insured),
                     7.75%, 01/01/98 (Pre-refunded)..............................      30,000        31,162
Aaa       AAA        New York State Urban Development Series D (AMBAC Insured),
                     7.75%, 01/01/98 (Pre-refunded)..............................      70,000        72,712
NR        A          Onondaga County New York Industrial Revenue Agency, Crouse Irving Co. Series
                     A, 7.90%, 01/01/17..........................................   2,400,000     2,640,000
Baa1      A-         Puerto Rico Commonwealth (NC), 6.60%, 07/01/04..............     300,000       326,250
Baa1      A          Puerto Rico Commonwealth Capital Appreciation, 0.00%,
                     07/01/04....................................................     400,000       285,000
NR        BBB-       Puerto Rico Educational, Medical & Environmental Control
                     Facilities, 5.70%, 08/01/13.................................     500,000       480,000
Baa1      A-         Puerto Rico Electric Power Authority Power Revenue, 6.80%,
                     07/01/00....................................................     400,000       422,500
Baa1      A-         Puerto Rico Electric Power Authority Series N, 5.00%,
                     07/01/12....................................................     250,000       235,000
Aa        NR         Schenectady NY Municipal Housing Authority -- Annie Schaffer
                     Senior Center (SONYMA Insured),
                     6.40%, 05/01/14.............................................     650,000       664,625
Aaa       AAA        South Hampton Village New York Series B (NC)(MBIA Insured),
                     7.60%, 09/01/03.............................................     100,000       116,375
A1        A-         Triborough Bridge & Tunnel Authority New York Series B,
                     6.875%, 01/01/15............................................     500,000       534,375
Baa       BBB+       Ulster County New York Resource Recovery Agency, 6.00%,
                     03/01/14....................................................   1,000,000       983,750
Aaa       AAA        Valley Central School District New York (GO)(NC)(AMBAC
                     Insured), 7.15%, 06/15/07...................................     625,000       735,937

                      (See Notes to Financial Statements)

JUNE 30, 1997

    (UNAUDITED)
      RATINGS
-------------------
    MOODY'S/S&P                   MUNICIPAL BONDS AND NOTES -- 99.3%               PRINCIPAL       VALUE
Aaa       AAA        Watkins Glen New York Central School District (NC) (MBIA
                     Insured), 7.25%, 06/15/04...................................  $  165,000   $   189,956
Aaa       AAA        Waverly New York (GO)(NC)(MBIA Insured), 9.05%, 06/15/04....     110,000       139,012
                                                                                                -----------
                     TOTAL INVESTMENTS -- 99.3%
                     (Cost -- $32,426,129)*......................................                33,825,516
                     OTHER ASSETS, LESS LIABILITIES -- 0.7%......................                   249,728
                                                                                                -----------
                     NET ASSETS -- 100%..........................................               $34,075,244
                                                                                                ===========
                     *Cost is approximately the same for Federal income tax
                     purposes.
                     OTHER INFORMATION:
                     At June 30, 1997, net unrealized appreciation based on cost for financial statement and Federal income tax purposes is as follows:
                     Gross unrealized appreciation...........................................   $ 1,697,667
                     Gross unrealized depreciation...........................................      (298,280)
                                                                                                -----------
                     Net unrealized appreciation.............................................   $ 1,399,387
                                                                                                ===========

                     Purchases and sales of municipal securities aggregated $7,092,439 and $10,884,440, respectively, for the period ended June 30, 1997.
                     AMBAC   - AMBAC Indemnity Corporation
                     FHA     - Federal Housing Administration
                     FSA     - Financial Security Association
                     GO      - General Obligation
                     MBIA    - Municipal Bond Insurance Association
                     NC      - Non Callable
                     SONYMA  - State of New York Mortgage Agency

                      (See Notes to Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

ASSETS
Investments, at value (identified cost -- $32,426,129)......  $33,825,516
Receivables
  Interest..................................................      603,401
  Manager for expense reimbursement.........................        9,488
Other assets................................................        7,513
                                                              -----------
  Total assets..............................................   34,445,918
                                                              -----------
LIABILITIES
Payables
  Fund shares repurchased...................................       79,758
  Management fee............................................       15,827
  12b-1 service and distribution fees.......................        8,911
  Other payables to related parties.........................        8,414
Due to custodian............................................      241,722
Accrued expenses............................................       16,042
                                                              -----------
  Total liabilities.........................................      370,674
                                                              -----------
NET ASSETS..................................................  $34,075,244
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($31,757,137/3,190,125 shares outstanding)................  $      9.95
                                                              ===========
Maximum offering price per share ($9.95 x 100/95.25)*.......  $     10.45
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($2,318,107/232,982 shares outstanding).............  $      9.95
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $32,485,042
  Undistributed net realized gain...........................       47,459
  Undistributed net investment income.......................      143,356
  Net unrealized appreciation...............................    1,399,387
                                                              -----------
NET ASSETS..................................................  $34,075,244
                                                              ===========

 * On sales of more than $100,000 the offering price is reduced.
** Subject to a maximum contingent deferred sales charge of 5%.

                      (See Notes to Financial Statements)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1997

INVESTMENT INCOME
  Interest..................................................              2,263,660
                                                                         ----------
EXPENSES
  Management fee............................................  $200,418
  Transfer agent............................................    42,524
  Administrative services fee...............................    36,440
  Custodian fees............................................     3,632
  Blue Sky fees.............................................    17,858
  Auditing and accounting fees..............................    40,873
  Shareholder reports.......................................     3,818
  Fund accounting...........................................    30,933
  Trustees' fees............................................     4,990
  12b-1 service and distribution fees.......................   108,627
  Legal.....................................................    18,268
  Other.....................................................     9,245
                                                                         ----------
                                                                            517,626
  Expenses reimbursed by manager............................                (99,183)
                                                                         ----------
    Net expenses............................................                418,443
                                                                         ----------
NET INVESTMENT INCOME.......................................              1,845,217
                                                                         ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain.........................................                183,592
  Net unrealized appreciation during the period.............                612,977
                                                                         ----------
    Net gain on investments.................................                796,569
                                                                         ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............             $2,641,786
                                                                         ==========

                      (See Notes to Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 1997 AND 1996

                                                                 1997          1996
                                                              -----------   -----------
DECREASE IN NET ASSETS
Operations
  Net investment income.....................................  $ 1,845,217   $ 2,086,884
  Net realized gain on investments..........................      183,592       310,443
  Net unrealized appreciation (depreciation) during the
    period on investments...................................      612,977      (341,320)
                                                              -----------   -----------
    Net increase resulting from operations..................    2,641,786     2,056,007
                                                              -----------   -----------
Distributions from net investment income
  Class A...................................................   (1,663,625)   (1,940,675)
  Class B...................................................      (96,919)      (72,015)
                                                              -----------   -----------
    Total distributions to shareholders.....................   (1,760,544)   (2,012,690)
                                                              -----------   -----------
Fund share transactions (Note 6)
  Class A...................................................   (4,601,762)   (4,808,441)
  Class B...................................................       85,459       749,118
                                                              -----------   -----------
    Net decrease resulting from Fund share transactions.....   (4,516,303)   (4,059,323)
                                                              -----------   -----------
TOTAL DECREASE IN NET ASSETS................................   (3,635,061)   (4,016,006)
NET ASSETS
  Beginning of period.......................................   37,710,305    41,726,311
                                                              -----------   -----------
  END OF PERIOD.............................................  $34,075,244   $37,710,305
                                                              ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $   143,356   $    58,683
                                                              ===========   ===========

                      (See Notes to Financial Statements)

FINANCIAL HIGHLIGHTS

                          CLASS A
                                                                                  FOR THE YEAR ENDED JUNE 30,
                                                              -------------------------------------------------------------------
                                                               1997           1996           1995           1994           1993
                  SELECTED PER SHARE DATA                     -------        -------        -------        -------        -------
Net asset value, beginning of the period....................  $  9.72        $  9.72        $  9.50        $ 10.10        $  9.96
                                                              -------        -------        -------        -------        -------
  Income from investment operations
  Net investment income(a)..................................      .50            .51            .48            .56            .58
  Net realized and unrealized gain (loss) on investments....      .21           (.02)           .24           (.49)           .38
                                                              -------        -------        -------        -------        -------
    Total from investment operations........................      .71            .49            .72            .07            .96
                                                              -------        -------        -------        -------        -------
  Less distributions
  From net investment income................................      .48            .49            .48            .56            .58
  In excess of net investment income........................       --             --            .02             --             --
  From net realized gain....................................       --             --             --            .11            .24
                                                              -------        -------        -------        -------        -------
    Total distributions.....................................      .48            .49            .50            .67            .82
                                                              -------        -------        -------        -------        -------
Net asset value, end of period..............................  $  9.95        $  9.72        $  9.72        $  9.50        $ 10.10
                                                              =======        =======        =======        =======        =======
Total return(%)(b)..........................................     7.46           5.11           7.93            .58          10.07
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................  $31,757        $35,533        $40,290        $42,329        $42,187
Ratio of expenses to average net assets(c)
  With expense reimbursement(%).............................     1.10           1.12           1.10           1.10           1.10
  Without expense reimbursement(%)..........................     1.37           1.33           1.24           1.21           1.29
Ratio of net investment income to average net
  assets(%)(a)..............................................     5.11           5.19           5.12           5.59           5.81
Portfolio turnover rate(%)..................................       20             35             59             44             87

                      (See Notes to Financial Statements)

                                                                                                    FOR THE PERIOD
                                                                                                    APRIL 1, 1994
                          CLASS B                                                                   (COMMENCEMENT)
                                                                 FOR THE YEAR ENDED JUNE 30,         TO JUNE 30,
                                                              ----------------------------------    --------------
                                                               1997          1996          1995          1994
                  SELECTED PER SHARE DATA                     ------        ------        ------    --------------
Net asset value, beginning of the period....................  $ 9.72        $ 9.72        $ 9.50        $ 9.65
                                                              ------        ------        ------        ------
  Income from investment operations
  Net investment income(a)..................................     .43           .44           .41           .10
  Net realized and unrealized gain (loss) on investments....     .21          (.02)          .24          (.08)
                                                              ------        ------        ------        ------
    Total from investment operations........................     .64           .42           .65           .02
                                                              ------        ------        ------        ------
  Less distributions
  From net investment income................................     .41           .42           .41           .14
  In excess of net investment income........................      --            --           .02            --
  From net realized gain....................................      --            --            --           .03
                                                              ------        ------        ------        ------
    Total distributions.....................................     .41           .42           .43           .17
                                                              ------        ------        ------        ------
Net asset value, end of period..............................  $ 9.95        $ 9.72        $ 9.72        $ 9.50
                                                              ======        ======        ======        ======
Total return(%).............................................    6.70(b)       4.37(b)       7.14(b)        .20(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................  $2,318        $2,178        $1,436        $  869
Ratio of expenses to average net assets(c)
  With expense reimbursement(%).............................    1.82          1.87          1.85          1.85(e)
  Without expense reimbursement(%)..........................    2.09          2.08          1.99          1.96(e)
Ratio of net investment income to average net
  assets(%)(a)..............................................    4.39          4.44          4.37          4.84(e)
Portfolio turnover rate(%)..................................      20            35            59            44

(a) Net investment income is net of expenses reimbursed by manager.
(b)    Total return does not reflect a sales charge.
(c) Beginning in July 1995, total expenses include fees paid indirectly through an expense offset arrangement, if any.
(d) Total return represents aggregate total return and does not reflect a sales charge.
(e)    Annualized.

                      (See Notes to Financial Statements)

NOTES TO FINANCIAL STATEMENTS

     Mackenzie New York Municipal Fund (the Fund) is a diversified series of shares of Mackenzie Series Trust. The shares of beneficial interest are $.001 par value and an unlimited number of shares of Class A and Class B are authorized. Mackenzie Series Trust was organized as a Massachusetts business trust under a Declaration of Trust dated April 22, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION -- Municipal securities are valued utilizing primarily the latest bid prices or, if bid prices are not available, on the basis of a matrix pricing system (which considers factors such as coupon interest rate, maturity, credit rating and market indicies), both as furnished by an independent pricing service approved by the Board of Trustees (the Board).

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on the trade date. Interest income is accrued on a daily basis. Realized gains and losses from securities transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code, as amended, and distribute all of its investment income and net realized gain to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS -- Normally, distributions from net investment income are declared monthly and net realized capital gains, if any, are declared semi-annually.

     For the Fund's taxable year ended June 30, 1997, 100% of distributions paid were exempt interest dividends for Federal income tax purposes.

     RECLASSIFICATIONS -- The timing and characterization of certain income and net capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to certain securities sold at a loss. As a result, Net realized gain (loss) on investments for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

     FEES PAID INDIRECTLY -- The Fund has an arrangement whereby a certain percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out-of-pocket expenses. For the year ended June 30, 1997, custody fees were not reduced under this arrangement.

2. RELATED PARTIES

     Mackenzie Investment Management Inc. (MIMI) is the Manager and Investment Adviser of the Fund. For its services, MIMI receives a fee monthly at the annual rate of .55% of the Fund's average net assets.

     Currently, MIMI voluntarily limits the Fund's total operating expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of
 .85% of its average net assets. The voluntary expense limitation may be terminated or revised at any time.

     MIMI also provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations.

     Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the year ended June 30, 1997, the net amount of underwriting discount retained by IMDI was $5,859.

     Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate not to exceed .25% of its average net asset value. Class B shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net asset value attributable to Class B shares. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $85,287 and $23,340 for Class A and Class B, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

     Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $40,982 and $1,542 for Class A and Class B, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

     Trustees who are not affiliated with MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.
4. CONCENTRATION OF CREDIT RISK

     The Fund primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of New York securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.
5. PROPOSED REORGANIZATION
     Pursuant to a plan of reorganization adopted by the Board and subject to the approval of the Fund's shareholders, the net assets of the Fund are expected to be acquired by Thornburg New York Intermediate Municipal Fund (a series of shares of Thornburg Investment Trust) in early September, 1997.

6. FUND SHARE TRANSACTIONS

     Fund share transactions for both Class A and Class B were as follows:

                                      YEAR ENDED               YEAR ENDED
                                    JUNE 30, 1997            JUNE 30, 1996
                                ----------------------   ----------------------
           CLASS A               SHARES      AMOUNT       SHARES      AMOUNT
           -------              --------   -----------   --------   -----------
Sold..........................   189,115   $ 1,844,316    150,497   $ 1,481,105
Issued on reinvestment of
 distributions................   103,592     1,013,869    118,551     1,162,655
Repurchased...................  (758,140)   (7,459,947)  (758,400)   (7,452,201)
                                --------   -----------   --------   -----------
Net decrease..................  (465,433)  $(4,601,762)  (489,352)  $(4,808,441)
                                ========   ===========   ========   ===========

                                      YEAR ENDED               YEAR ENDED
                                    JUNE 30, 1997            JUNE 30, 1996
                                ----------------------   ----------------------
           CLASS B*              SHARES      AMOUNT       SHARES      AMOUNT
           --------             --------   -----------   --------   -----------
Sold..........................    38,441   $   376,887     90,800   $   891,763
Issued on reinvestment of
 distributions................     6,150        60,221      4,201        41,183
Repurchased...................   (35,694)     (351,649)   (18,664)     (183,828)
                                --------   -----------   --------   -----------
Net increase..................     8,897   $    85,459     76,337   $   749,118
                                ========   ===========   ========   ===========

* Effective June 20, 1997, Class B shares are no longer offered for sale.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Mackenzie New York Municipal Fund (the Fund)

     We have audited the accompanying statement of assets and liabilities of the Fund, including the portfolio of investments, as of June 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Fort Lauderdale, Florida
August 8, 1997